UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3329

Variable Insurance Products Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Equity-Income Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.(a)	4.6	4.0
Cisco Systems, Inc.	3.8	3.3
Johnson & Johnson	3.5	2.8
Procter & Gamble Co.	3.1	2.8
Chubb Ltd.	2.6	2.1
Comcast Corp. Class A	2.5	2.0
The Blackstone Group LP	2.4	1.7
Medtronic PLC	2.3	1.6
Verizon Communications, Inc.	2.3	2.4
The Williams Companies, Inc.	2.1	2.1
	29.2

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	24.4
Energy	11.1	12.8
Health Care	10.6	9.1
Information Technology	10.2	9.3
Consumer Staples	10.1	9.0

Asset Allocation (% of fund's net assets)

As of June 30, 2017*,**
Stocks	98.3%
Bonds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%
Other Investments	0.1%

 * Foreign investments -13.2%

 ** Written options - (0.1)%

As of December 31, 2016*,**
Stocks	96.2%
Bonds	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%
Other Investments	0.1%

 * Foreign investments - 11.3%

 ** Written options - (0.2)%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 2.1%
Fiat Chrysler Automobiles NV (a)	258,600	$2,748,918
Fiat Chrysler Automobiles NV (a)	2,545,800	26,837,937
General Motors Co.	2,540,900	88,753,637
		118,340,492
Hotels, Restaurants & Leisure - 1.1%
Dunkin' Brands Group, Inc.	851,100	46,912,632
Whitbread PLC	294,652	15,224,136
		62,136,768
Household Durables - 0.6%
M.D.C. Holdings, Inc.	657,235	23,220,113
Tupperware Brands Corp.	171,300	12,030,399
		35,250,512
Leisure Products - 0.0%
New Academy Holding Co. LLC unit (a)(b)(c)	127,200	3,967,368
Media - 3.1%
Comcast Corp. Class A	3,698,786	143,956,751
The Walt Disney Co.	293,700	31,205,625
		175,162,376
Multiline Retail - 0.9%
Kohl's Corp.	366,075	14,156,120
Macy's, Inc.	628,200	14,599,368
Target Corp.	448,160	23,434,286
		52,189,774
Specialty Retail - 0.2%
Bed Bath & Beyond, Inc.	62,900	1,912,160
GNC Holdings, Inc. (d)	376,856	3,176,896
Williams-Sonoma, Inc. (d)	108,200	5,247,700
		10,336,756

TOTAL CONSUMER DISCRETIONARY		457,384,046

CONSUMER STAPLES - 10.1%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	378,100	32,645,154
The Coca-Cola Co.	685,500	30,744,675
		63,389,829
Food & Staples Retailing - 4.1%
CVS Health Corp.	865,900	69,670,314
Kroger Co.	200,800	4,682,656
Wal-Mart Stores, Inc.	1,062,378	80,400,767
Walgreens Boots Alliance, Inc.	787,407	61,661,842
Whole Foods Market, Inc.	417,700	17,589,347
		234,004,926
Food Products - 0.6%
B&G Foods, Inc. Class A (d)	666,113	23,713,623
The Hain Celestial Group, Inc. (a)	114,000	4,425,480
The J.M. Smucker Co.	65,800	7,786,114
		35,925,217
Household Products - 3.6%
Kimberly-Clark Corp.	210,400	27,164,744
Procter & Gamble Co.	2,064,619	179,931,546
		207,096,290
Personal Products - 0.3%
Unilever NV (NY Reg.)	266,100	14,707,347
Tobacco - 0.4%
British American Tobacco PLC sponsored ADR	185,000	12,679,900
Reynolds American, Inc.	121,300	7,889,352
		20,569,252

TOTAL CONSUMER STAPLES		575,692,861

ENERGY - 11.0%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	302,300	16,478,373
Halliburton Co.	351,100	14,995,481
Schlumberger Ltd.	366,600	24,136,944
		55,610,798
Oil, Gas & Consumable Fuels - 10.0%
Anadarko Petroleum Corp.	462,486	20,969,115
Apache Corp.	373,568	17,905,114
Chevron Corp.	690,080	71,996,046
ConocoPhillips Co.	1,900,200	83,532,792
Energy Transfer Equity LP	105,500	1,894,780
EQT Midstream Partners LP	13,700	1,022,431
Exxon Mobil Corp.	155,300	12,537,369
Golar LNG Ltd.	182,900	4,069,525
Imperial Oil Ltd.	390,900	11,394,217
Kinder Morgan, Inc.	1,848,600	35,419,176
Legacy Reserves LP (a)	1,295,801	1,878,911
MPLX LP	503,857	16,828,824
Suncor Energy, Inc.	2,178,600	63,654,499
The Williams Companies, Inc.	3,962,949	119,998,096
Williams Partners LP	2,604,856	104,480,774
		567,581,669

TOTAL ENERGY		623,192,467

FINANCIALS - 25.8%
Banks - 13.8%
Bank of America Corp. (e)	4,530,400	109,907,504
Comerica, Inc.	328,348	24,048,208
Huntington Bancshares, Inc.	471,324	6,372,300
JPMorgan Chase & Co. (e)	2,877,164	262,972,793
KeyCorp (e)	1,866,213	34,972,832
Lloyds Banking Group PLC	8,847,400	7,624,482
M&T Bank Corp.	399,591	64,713,762
Regions Financial Corp. (e)	2,363,700	34,604,568
Standard Chartered PLC (United Kingdom) (a)	1,026,935	10,395,295
SunTrust Banks, Inc. (e)	903,600	51,252,192
U.S. Bancorp	1,439,038	74,714,853
Wells Fargo & Co. (e)	1,816,486	100,651,489
		782,230,278
Capital Markets - 7.0%
Apollo Global Management LLC Class A	120,700	3,192,515
Ares Capital Corp.	721,695	11,821,364
Ares Management LP	153,803	2,768,454
KKR & Co. LP	4,701,821	87,453,871
Morgan Stanley (e)	1,040,975	46,385,846
State Street Corp.	1,153,202	103,476,815
The Blackstone Group LP	4,048,026	135,001,667
TPG Specialty Lending, Inc.	280,231	5,730,724
Virtu Financial, Inc. Class A (d)	170,700	3,012,855
		398,844,111
Insurance - 4.7%
American International Group, Inc.	87,300	5,457,996
Chubb Ltd.	1,011,271	147,018,578
Marsh & McLennan Companies, Inc.	154,800	12,068,208
MetLife, Inc. (e)	1,307,870	71,854,378
Prudential Financial, Inc. (e)	288,862	31,237,537
		267,636,697
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc.	295,800	6,359,700
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	747,189	12,216,540

TOTAL FINANCIALS		1,467,287,326

HEALTH CARE - 10.5%
Biotechnology - 1.5%
Amgen, Inc.	393,871	67,836,402
Gilead Sciences, Inc.	244,600	17,312,788
		85,149,190
Health Care Equipment & Supplies - 2.6%
Dentsply Sirona, Inc.	282,400	18,310,816
Medtronic PLC	1,477,852	131,159,365
		149,470,181
Health Care Providers & Services - 0.0%
HealthSouth Corp.	1	48
Pharmaceuticals - 6.4%
Astellas Pharma, Inc.	184,300	2,258,910
Bristol-Myers Squibb Co.	408,100	22,739,332
GlaxoSmithKline PLC	3,310,100	70,462,971
Johnson & Johnson	1,504,568	199,039,301
Merck & Co., Inc.	382,800	24,533,652
Pfizer, Inc.	679,412	22,821,449
Teva Pharmaceutical Industries Ltd. sponsored ADR	622,600	20,682,772
		362,538,387

TOTAL HEALTH CARE		597,157,806

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.7%
General Dynamics Corp.	179,800	35,618,380
Raytheon Co.	150,000	24,222,000
United Technologies Corp.	790,071	96,475,570
		156,315,950
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	89,428	6,141,915
PostNL NV	4,211,200	19,657,743
United Parcel Service, Inc. Class B	830,237	91,815,910
		117,615,568
Airlines - 0.3%
Allegiant Travel Co.	18,200	2,467,920
Copa Holdings SA Class A	113,000	13,221,000
		15,688,920
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	839,900	35,250,603
Waste Connection, Inc. (Canada)	131,327	8,459,087
		43,709,690
Electrical Equipment - 0.8%
AMETEK, Inc.	88,400	5,354,388
Eaton Corp. PLC	392,000	30,509,360
Regal Beloit Corp.	107,300	8,750,315
		44,614,063
Industrial Conglomerates - 2.0%
General Electric Co.	4,289,947	115,871,468
Machinery - 0.1%
Allison Transmission Holdings, Inc.	141,500	5,307,665

TOTAL INDUSTRIALS		499,123,324

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 3.8%
Cisco Systems, Inc.	6,856,431	214,606,290
Electronic Equipment & Components - 0.9%
Dell Technologies, Inc. (a)	363,041	22,185,436
TE Connectivity Ltd.	353,861	27,841,783
		50,027,219
IT Services - 1.5%
First Data Corp. Class A (a)	3,336,896	60,731,507
Leidos Holdings, Inc.	53,800	2,780,922
Paychex, Inc. (e)	366,769	20,883,827
		84,396,256
Semiconductors & Semiconductor Equipment - 2.3%
KLA-Tencor Corp.	34,800	3,184,548
Maxim Integrated Products, Inc.	606,900	27,249,810
Qualcomm, Inc.	1,572,839	86,852,170
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	489,700	17,119,912
		134,406,440
Software - 0.9%
Microsoft Corp.	724,124	49,913,867
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc. (e)	230,900	33,254,218
Inventec Corp.	9,858,000	8,044,434
		41,298,652

TOTAL INFORMATION TECHNOLOGY		574,648,724

MATERIALS - 1.9%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	291,700	24,616,563
Potash Corp. of Saskatchewan, Inc.	556,200	9,071,275
The Dow Chemical Co.	557,200	35,142,604
		68,830,442
Containers & Packaging - 0.7%
WestRock Co.	654,200	37,066,972

TOTAL MATERIALS		105,897,414

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	116,800	15,454,976
Cousins Properties, Inc.	1,337,800	11,759,262
Crown Castle International Corp.	285,900	28,641,462
Duke Realty Corp.	548,500	15,330,575
First Potomac Realty Trust	1,240,865	13,786,010
Piedmont Office Realty Trust, Inc. Class A	749,624	15,802,074
Public Storage	109,300	22,792,329
Sabra Health Care REIT, Inc.	180,800	4,357,280
Ventas, Inc.	182,590	12,686,353
		140,610,321
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.8%
AT&T, Inc. (e)	2,272,693	85,748,707
Verizon Communications, Inc.	2,876,559	128,467,125
		214,215,832
Wireless Telecommunication Services - 0.1%
KDDI Corp.	267,100	7,064,161

TOTAL TELECOMMUNICATION SERVICES		221,279,993

UTILITIES - 5.6%
Electric Utilities - 5.0%
American Electric Power Co., Inc.	102,171	7,097,819
Duke Energy Corp.	239,800	20,044,882
Entergy Corp.	454,200	34,868,934
Exelon Corp.	3,254,800	117,400,636
PPL Corp.	1,539,100	59,501,606
Southern Co.	624,977	29,923,899
Xcel Energy, Inc.	319,500	14,658,660
		283,496,436
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	254,700	2,829,717
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	816,700	22,361,246
Public Service Enterprise Group, Inc.	299,100	12,864,291
		35,225,537

TOTAL UTILITIES		321,551,690

TOTAL COMMON STOCKS
(Cost $4,322,482,415)		5,583,825,972

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Banks - 0.0%
Wells Fargo & Co. 7.50%	1,120	1,468,600
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	1,200	1,038,000
Teva Pharmaceutical Industries Ltd. 7%	1,800	1,061,820
		2,099,820
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%	20,535	2,023,108
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,920,833)		5,591,528
	Principal Amount	Value

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 2.375% 3/15/24 (f)	2,760,000	2,899,725
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind	1,729,000	1,209,219
Chesapeake Energy Corp. 5.5% 9/15/26 (f)	930,000	869,550
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	2,910,000	2,600,813
		4,679,582
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	3,415,000	3,124,725

TOTAL CONVERTIBLE BONDS		10,704,032

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	1,390,000	1,510,457
TOTAL CORPORATE BONDS
(Cost $12,101,329)		12,214,489

Preferred Securities - 0.1%
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 5%)(g)(h)
(Cost $3,117,232)	2,965,000	3,149,381
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.10% (i)	81,086,388	81,102,605
Fidelity Securities Lending Cash Central Fund 1.09% (i)(j)	33,494,778	33,498,128
TOTAL MONEY MARKET FUNDS
(Cost $114,583,705)		114,600,733
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $4,457,205,514)		5,719,382,103
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(35,886,542)
NET ASSETS - 100%		$5,683,495,561

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apple, Inc.	7/21/17 - $165.00	632	$68,892	$(3,792)
AT&T, Inc.	9/15/17 - $40.00	5,263	226,816	(107,892)
Bank of America Corp.	8/18/17 - $26.00	10,506	160,528	(257,397)
JPMorgan Chase & Co.	8/18/17 - $92.50	6,656	306,598	(1,048,320)
KeyCorp	9/15/17 - $20.00	4,724	89,766	(153,530)
Marsh & McLennan Comp- anies, Inc.	7/21/17 - $75.00	423	52,664	(131,216)
MetLife, Inc.	9/15/17 - $55.00	3,742	247,181	(752,142)
Morgan Stanley	9/15/17 - $46.00	2,767	174,570	(330,657)
Paychex, Inc.	9/15/17 - $60.00	825	75,898	(43,313)
Prudential Financial, Inc.	9/15/17 - $115.00	898	109,199	(137,843)
Regions Financial Corp.	8/18/17 - $15.00	5,483	208,354	(243,994)
SunTrust Banks, Inc.	7/21/17 - $60.00	2,088	45,977	(48,024)
Wells Fargo & Co.	9/15/17 - $57.50	4,210	256,805	(391,528)
TOTAL WRITTEN OPTIONS			$2,023,248	$(3,649,648)

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,967,368 or 0.1% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $214,630,215.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,880,545 or 0.1% of net assets.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,091,249
Fidelity Securities Lending Cash Central Fund	152,182
Total	$1,243,431

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$457,384,046	$453,416,678	$--	$3,967,368
Consumer Staples	575,692,861	575,692,861	--	--
Energy	623,192,467	623,192,467	--	--
Financials	1,468,755,926	1,459,662,844	9,093,082	--
Health Care	599,257,626	524,435,925	74,821,701	--
Industrials	499,123,324	499,123,324	--	--
Information Technology	574,648,724	574,648,724	--	--
Materials	105,897,414	105,897,414	--	--
Real Estate	140,610,321	140,610,321	--	--
Telecommunication Services	223,303,101	214,215,832	9,087,269	--
Utilities	321,551,690	321,551,690	--	--
Corporate Bonds	12,214,489	--	12,214,489	--
Preferred Securities	3,149,381	--	3,149,381	--
Money Market Funds	114,600,733	114,600,733	--	--
Total Investments in Securities:	$5,719,382,103	$5,607,048,813	$108,365,922	$3,967,368
Derivative Instruments:
Liabilities
Written Options	$(3,649,648)	$(3,518,432)	$(131,216)	$--
Total Liabilities	$(3,649,648)	$(3,518,432)	$(131,216)	$--
Total Derivative Instruments:	$(3,649,648)	$(3,518,432)	$(131,216)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(3,649,648)
Total Equity Risk	0	(3,649,648)
Total Value of Derivatives	$0	$(3,649,648)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.8%
Switzerland	3.1%
Ireland	2.8%
United Kingdom	2.2%
Canada	1.7%
Netherlands	1.6%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,625,710) — See accompanying schedule: Unaffiliated issuers (cost $4,342,621,809)	$5,604,781,370
Fidelity Central Funds (cost $114,583,705)	114,600,733
Total Investments (cost $4,457,205,514)		$5,719,382,103
Cash		10,543
Foreign currency held at value (cost $224,830)		224,830
Receivable for fund shares sold		2,326,516
Dividends receivable		7,785,848
Interest receivable		126,033
Distributions receivable from Fidelity Central Funds		333,328
Other receivables		467,749
Total assets		5,730,656,950
Liabilities
Payable for investments purchased	$472,355
Payable for fund shares redeemed	6,158,356
Accrued management fee	2,118,108
Distribution and service plan fees payable	325,432
Written options, at value (premium received $2,023,248)	3,649,648
Other affiliated payables	439,524
Other payables and accrued expenses	503,230
Collateral on securities loaned	33,494,736
Total liabilities		47,161,389
Net Assets		$5,683,495,561
Net Assets consist of:
Paid in capital		$4,286,907,200
Undistributed net investment income		31,716,609
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		104,311,696
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,260,560,056
Net Assets		$5,683,495,561
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,500,519,572 ÷ 155,342,717 shares)		$22.53
Service Class:
Net Asset Value, offering price and redemption price per share ($320,065,910 ÷ 14,281,562 shares)		$22.41
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,427,998,975 ÷ 64,951,246 shares)		$21.99
Investor Class:
Net Asset Value, offering price and redemption price per share ($434,911,104 ÷ 19,401,682 shares)		$22.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$75,568,175
Interest		495,134
Income from Fidelity Central Funds		1,243,431
Total income		77,306,740
Expenses
Management fee	$12,803,594
Transfer agent fees	2,075,165
Distribution and service plan fees	1,940,645
Accounting and security lending fees	558,818
Custodian fees and expenses	51,816
Independent trustees' fees and expenses	11,385
Appreciation in deferred trustee compensation account	144
Audit	45,209
Legal	6,583
Miscellaneous	26,850
Total expenses before reductions	17,520,209
Expense reductions	(65,831)	17,454,378
Net investment income (loss)		59,852,362
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	105,180,221
Fidelity Central Funds	22,668
Foreign currency transactions	34,913
Written options	4,683,026
Total net realized gain (loss)		109,920,828
Change in net unrealized appreciation (depreciation) on: Investment securities	53,983,098
Assets and liabilities in foreign currencies	17,207
Written options	9,301,746
Total change in net unrealized appreciation (depreciation)		63,302,051
Net gain (loss)		173,222,879
Net increase (decrease) in net assets resulting from operations		$233,075,241

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,852,362	$123,857,767
Net realized gain (loss)	109,920,828	86,923,575
Change in net unrealized appreciation (depreciation)	63,302,051	692,097,356
Net increase (decrease) in net assets resulting from operations	233,075,241	902,878,698
Distributions to shareholders from net investment income	(6,919,076)	(120,005,164)
Distributions to shareholders from net realized gain	(81,945,275)	(349,257,965)
Total distributions	(88,864,351)	(469,263,129)
Share transactions - net increase (decrease)	(162,918,999)	21,742,678
Total increase (decrease) in net assets	(18,708,109)	455,358,247
Net Assets
Beginning of period	5,702,203,670	5,246,845,423
End of period	$5,683,495,561	$5,702,203,670
Other Information
Undistributed net investment income end of period	$31,716,609	$–
Distributions in excess of net investment income end of period	$–	$(21,216,677)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Equity-Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.97	$20.46	$24.30	$23.29	$19.94	$18.69
Income from Investment Operations
Net investment income (loss)A	.24	.49	.63	.71B	.56	.59
Net realized and unrealized gain (loss)	.67	2.85	(1.57)C	1.35	4.96	2.59
Total from investment operations	.91	3.34	(.94)	2.06	5.52	3.18
Distributions from net investment income	(.03)	(.48)	(.71)	(.71)	(.60)	(.63)D
Distributions from net realized gain	(.32)	(1.34)	(2.19)	(.34)	(1.57)	(1.30)D
Total distributions	(.35)	(1.83)E	(2.90)	(1.05)	(2.17)	(1.93)
Redemption fees added to paid in capitalA	–	–	–F	–F	–F	–F
Net asset value, end of period	$22.53	$21.97	$20.46	$24.30	$23.29	$19.94
Total ReturnG,H,I	4.15%	18.02%	(4.08)%C	8.85%	28.15%	17.31%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.54%L	.54%	.54%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.54%L	.54%	.54%	.54%	.54%	.55%
Expenses net of all reductions	.53%L	.54%	.53%	.54%	.54%	.54%
Net investment income (loss)	2.16%L	2.39%	2.85%	2.94%B	2.43%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$3,500,520	$3,550,158	$3,238,580	$3,817,228	$3,947,728	$3,461,083
Portfolio turnover rateM	28%L	38%	46%	40%	32%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.18)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $1.83 per share is comprised of distributions from net investment income of $1.342 and distributions from net realized gain of $.484 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Equity-Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.86	$20.37	$24.20	$23.20	$19.87	$18.63
Income from Investment Operations
Net investment income (loss)A	.23	.46	.61	.69B	.53	.57
Net realized and unrealized gain (loss)	.66	2.84	(1.56)C	1.34	4.94	2.57
Total from investment operations	.89	3.30	(.95)	2.03	5.47	3.14
Distributions from net investment income	(.03)	(.47)	(.69)	(.68)	(.57)	(.60)D
Distributions from net realized gain	(.32)	(1.34)	(2.19)	(.34)	(1.57)	(1.30)D
Total distributions	(.34)E	(1.81)	(2.88)	(1.03)F	(2.14)	(1.90)
Redemption fees added to paid in capitalA	–	–	–G	–G	–G	–G
Net asset value, end of period	$22.41	$21.86	$20.37	$24.20	$23.20	$19.87
Total ReturnH,I,J	4.12%	17.90%	(4.17)%C	8.74%	28.01%	17.19%
Ratios to Average Net AssetsK,L
Expenses before reductions	.64%M	.64%	.64%	.64%	.65%	.65%
Expenses net of fee waivers, if any	.64%M	.64%	.64%	.64%	.64%	.65%
Expenses net of all reductions	.63%M	.64%	.63%	.64%	.64%	.64%
Net investment income (loss)	2.06%M	2.29%	2.75%	2.84%B	2.33%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$320,066	$325,602	$309,669	$369,024	$391,896	$350,493
Portfolio turnover rateN	28%M	38%	46%	40%	32%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.49%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.27)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.34 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.316 per share.

 F Total distributions of $1.03 per share is comprised of distributions from net investment income of $.684 and distributions from net realized gain of $.342 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Equity-Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.46	$20.04	$23.85	$22.88	$19.62	$18.41
Income from Investment Operations
Net investment income (loss)A	.21	.42	.57	.64B	.49	.53
Net realized and unrealized gain (loss)	.66	2.78	(1.54)C	1.32	4.88	2.55
Total from investment operations	.87	3.20	(.97)	1.96	5.37	3.08
Distributions from net investment income	(.02)	(.44)	(.65)	(.65)	(.54)	(.57)D
Distributions from net realized gain	(.32)	(1.34)	(2.19)	(.34)	(1.57)	(1.30)D
Total distributions	(.34)	(1.78)	(2.84)	(.99)	(2.11)	(1.87)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$21.99	$21.46	$20.04	$23.85	$22.88	$19.62
Total ReturnF,G,H	4.07%	17.71%	(4.32)%C	8.57%	27.83%	17.05%
Ratios to Average Net AssetsI,J
Expenses before reductions	.79%K	.79%	.79%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.78%K	.79%	.79%	.79%	.79%	.80%
Expenses net of all reductions	.78%K	.79%	.78%	.79%	.79%	.79%
Net investment income (loss)	1.91%K	2.14%	2.60%	2.69%B	2.18%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$1,427,999	$1,397,762	$1,348,912	$1,702,854	$1,755,769	$1,560,856
Portfolio turnover rateL	28%K	38%	46%	40%	32%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.34%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.42)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Equity-Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.86	$20.37	$24.21	$23.21	$19.89	$18.64
Income from Investment Operations
Net investment income (loss)A	.23	.47	.61	.69B	.54	.57
Net realized and unrealized gain (loss)	.67	2.83	(1.56)C	1.34	4.93	2.59
Total from investment operations	.90	3.30	(.95)	2.03	5.47	3.16
Distributions from net investment income	(.03)	(.47)	(.70)	(.69)	(.58)	(.61)D
Distributions from net realized gain	(.32)	(1.34)	(2.19)	(.34)	(1.57)	(1.30)D
Total distributions	(.34)E	(1.81)	(2.89)	(1.03)	(2.15)	(1.91)
Redemption fees added to paid in capitalA	–	–	–F	–F	–F	–F
Net asset value, end of period	$22.42	$21.86	$20.37	$24.21	$23.21	$19.89
Total ReturnG,H,I	4.17%	17.93%	(4.18)%C	8.77%	27.99%	17.27%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.62%L	.62%	.62%	.62%	.63%	.64%
Expenses net of fee waivers, if any	.62%L	.62%	.62%	.62%	.62%	.64%
Expenses net of all reductions	.61%L	.62%	.61%	.62%	.62%	.63%
Net investment income (loss)	2.08%L	2.31%	2.77%	2.86%B	2.35%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$434,911	$428,682	$349,685	$388,773	$351,139	$220,311
Portfolio turnover rateM	28%L	38%	46%	40%	32%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.28)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.34 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.316 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, certain conversion ratio adjustments, contingent interest, equity-debt classifications, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,440,593,774
Gross unrealized depreciation	(189,600,051)
Net unrealized appreciation (depreciation) on securities	$1,250,993,723
Tax cost	$4,468,388,380

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $4,683,026 and a change in net unrealized appreciation (depreciation) of $9,301,746 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	30,154	$2,420,469
Options Opened	129,326	7,581,057
Options Exercised	(29,316)	(3,295,252)
Options Closed	–	–
Options Expired	(81,947)	(4,683,026)
Outstanding at end of period	48,217	$2,023,248

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $764,919,905 and $819,940,126, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$162,560
Service Class 2	1,778,085
$1,940,645

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$1,174,036
Service Class	107,289
Service Class 2	469,414
Investor Class	324,426
$2,075,165

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,658 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,628 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $152,182. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $40,118 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $25,713.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$4,639,238	$76,420,473
Service Class	381,274	6,783,305
Service Class 2	1,357,506	28,029,228
Investor Class	541,058	8,772,158
Total	$6,919,076	$120,005,164
From net realized gain
Initial Class	$50,551,700	$217,386,548
Service Class	4,633,950	20,018,928
Service Class 2	20,427,237	89,027,272
Investor Class	6,332,388	22,825,217
Total	$81,945,275	$349,257,965

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	1,995,800	10,465,829	$44,555,424	$204,419,055
Reinvestment of distributions	2,505,263	15,663,229	55,190,938	293,807,021
Shares redeemed	(10,741,311)	(22,834,249)	(239,844,046)	(465,514,021)
Net increase (decrease)	(6,240,248)	3,294,809	$(140,097,684)	$32,712,055
Service Class
Shares sold	300,788	604,190	$6,684,232	$12,342,797
Reinvestment of distributions	228,797	1,437,644	5,015,224	26,802,233
Shares redeemed	(1,142,301)	(2,349,262)	(25,382,671)	(47,575,832)
Net increase (decrease)	(612,716)	(307,428)	$(13,683,215)	$(8,430,802)
Service Class 2
Shares sold	5,163,274	6,855,915	$112,036,396	$138,866,433
Reinvestment of distributions	1,012,302	6,412,106	21,784,743	117,056,500
Shares redeemed	(6,347,835)	(15,456,004)	(138,258,692)	(307,480,948)
Net increase (decrease)	(172,259)	(2,187,983)	$(4,437,553)	$(51,558,015)
Investor Class
Shares sold	1,151,557	3,061,155	$25,530,022	$63,799,569
Reinvestment of distributions	313,570	1,683,814	6,873,446	31,597,375
Shares redeemed	(1,669,675)	(2,301,679)	(37,104,015)	(46,377,504)
Net increase (decrease)	(204,548)	2,443,290	$(4,700,547)	$49,019,440

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.54%
Actual		$1,000.00	$1,041.50	$2.73
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Service Class	.64%
Actual		$1,000.00	$1,041.20	$3.24
Hypothetical-C		$1,000.00	$1,021.62	$3.21
Service Class 2.78%
Actual		$1,000.00	$1,040.70	$3.95
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Investor Class	.62%
Actual		$1,000.00	$1,041.70	$3.14
Hypothetical-C		$1,000.00	$1,021.72	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPEI-SANN-0817
1.705693.119

Fidelity® Variable Insurance Products: Floating Rate High Income Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Albertson's LLC	1.4	1.7
Valeant Pharmaceuticals International, Inc.	1.1	1.3
Laureate Education, Inc.	1.0	0.9
Asurion LLC	1.0	1.0
SFR Group SA	1.0	0.7
	5.5

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	12.0	9.6
Healthcare	8.6	9.7
Services	8.5	9.3
Telecommunications	8.0	6.8
Gaming	5.6	5.1

Quality Diversification (% of fund's net assets)

As of June 30, 2017
BBB	2.1%
BB	34.1%
B	47.7%
CCC,CC,C	3.4%
Not Rated	7.0%
Short-Term Investments and Net Other Assets	5.7%

As of December 31, 2016
BBB	1.9%
BB	30.8%
B	50.9%
CCC,CC,C	5.0%
Not Rated	3.0%
Short-Term Investments and Net Other Assets	8.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Bank Loan Obligations	88.6%
Nonconvertible Bonds	5.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

 * Foreign investments - 9.6%

As of December 31, 2016*
Bank Loan Obligations	86.1%
Nonconvertible Bonds	5.5%
Short-Term Investments and Net Other Assets (Liabilities)	8.4%

 * Foreign investments - 9.0%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 88.6%
	Principal Amount(a)	Value
Aerospace - 1.1%
DAE Aviation Holdings, Inc. Tranche B, term loan 4.98% 7/7/22 (b)	$249,365	$251,111
Gemini HDPE LLC Tranche B, term loan 4.1718% 8/7/21 (b)	331,660	333,113
TransDigm, Inc.:
Tranche D, term loan 4.292% 6/4/21 (b)	451,050	450,545
Tranche E, term loan 4.0785% 5/14/22 (b)	742,813	741,328
Tranche F, term loan 4.2261% 6/9/23 (b)	248,120	247,612

TOTAL AEROSPACE		2,023,709

Automotive & Auto Parts - 1.2%
Caliber Holdings Corp.:
Tranche 1LN, term loan 4.0447% 2/1/24 (b)	140,557	140,967
Tranche 2LN, term loan:
3% 2/1/24 (b)(c)	14,091	14,132
8.2947% 2/1/25 (b)	45,000	46,069
CPI Holdco LLC Tranche B 1LN, term loan 5.3% 3/21/24 (b)	239,400	240,298
NN, Inc. Tranche, term loan 4.9761% 4/3/21 (b)	495,000	494,381
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.6468% 11/27/20 (b)	360,936	335,671
Tranche 2LN, term loan 10.1468% 11/27/21 (b)	500,000	394,375
The Gates Corp. Tranche B 1LN, term loan 4.5464% 3/31/24 (b)	384,072	383,722
UOS LLC Tranche B 1LN, term loan 6.5333% 4/18/23 (b)	140,000	141,925

TOTAL AUTOMOTIVE & AUTO PARTS		2,191,540

Broadcasting - 1.3%
CBS Radio, Inc.:
term loan 4.7156% 10/17/23 (b)	336,810	337,231
Tranche B 1LN, term loan 3/2/24 (d)	200,000	200,876
Clear Channel Communications, Inc. Tranche D, term loan 7.9761% 1/30/19 (b)	1,125,000	915,941
Entercom Radio, LLC Tranche B, term loan 4.7032% 11/1/23 (b)	281,479	282,464
ION Media Networks, Inc. Tranche B, term loan 4.13% 12/18/20 (b)	552,898	555,663

TOTAL BROADCASTING		2,292,175

Building Materials - 1.0%
Builders FirstSource, Inc. Tranche 1LN, term loan 4.2964% 2/29/24 (b)	213,262	212,958
GYP Holdings III Corp. Tranche B, term loan 4.1417% 4/1/23 (b)	741,938	743,332
HD Supply, Inc. Tranche B, term loan 3.8968% 10/17/23 (b)	248,125	249,366
Jeld-Wen, Inc. Tranche B 3LN, term loan 4.2964% 7/1/22 (b)	231,907	233,647
Ventia Deco LLC Tranche B, term loan 4.6619% 5/21/22 (b)	328,621	331,907

TOTAL BUILDING MATERIALS		1,771,210

Cable/Satellite TV - 2.6%
Altice U.S. Finance SA Tranche B, term loan 3.4661% 7/28/25 (b)	389,025	385,135
Cable One, Inc. Tranche B, term loan 3.43% 5/1/24 (b)	130,000	130,325
Charter Communication Operating LLC:
term loan 3.23% 7/1/20 (b)	483,627	484,899
Tranche I, term loan 3.4761% 1/15/24 (b)	865,928	868,690
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.6584% 1/7/22 (b)	375,000	370,939
Tranche 2LN, term loan 7.9084% 7/7/23 (b)	125,070	124,445
Mediacom Illinois LLC Tranche K, term loan 3.44% 2/15/24 (b)	374,063	374,998
Virgin Media Bristol LLC Tranche 1LN, term loan 3.9089% 1/31/25 (b)	750,000	749,813
WideOpenWest Finance LLC:
Tranche B, term loan 8/6/23 (d)	375,000	374,363
Tranche B, term loan 4.7018% 8/19/23 (b)	371,877	371,244
Zayo Group LLC:
term loan 3.2156% 1/19/21 (b)	249,375	249,727
Tranche B 1LN, term loan 3.7156% 1/19/24 (b)	253,812	253,918

TOTAL CABLE/SATELLITE TV		4,738,496

Capital Goods - 0.7%
Doosan Bobcat Tranche B, term loan 3.9294% 5/18/24 (b)	219,450	219,944
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.0447% 3/13/22 (b)	422,571	425,212
SRAM LLC. Tranche B, term loan 4.6147% 3/15/24 (b)	245,647	246,261
Zodiac Pool Solutions LLC Tranche B, term loan 5.2964% 12/20/23 (b)	299,250	301,494

TOTAL CAPITAL GOODS		1,192,911

Chemicals - 2.0%
Ashland LLC Tranche B, term loan 3.2076% 5/17/24 (b)	250,000	250,783
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 4.0464% 3/30/24 (b)	139,301	140,172
Kraton Polymers LLC term loan 5.2261% 1/6/22 (b)	433,294	436,873
MacDermid, Inc.:
Tranche B 5LN, term loan 4.7261% 6/7/20 (b)	72,419	72,600
Tranche B 6LN, term loan 4% 6/7/23 (b)	357,971	358,239
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 4.7261% 6/30/22 (b)	334,148	333,312
Orion Engineered Carbons GMBH Tranche B, term loan 3.65% 7/25/21 (b)	406,509	407,118
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5464% 6/19/22 (b)	363,598	366,099
Tranche B 2LN, term loan 8.7964% 6/19/23 (b)	55,172	55,034
The Chemours Co. LLC Tranche B, term loan 3.57% 5/12/22 (b)	264,497	265,225
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.4761% 11/5/21 (b)	166,600	167,850
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.0385% 6/1/24 (b)	290,000	290,696
Univar, Inc. term loan 3.9761% 7/1/22 (b)	380,768	380,947
Venator Materials LLC Tranche B, term loan 6/29/24 (d)	165,000	165,413

TOTAL CHEMICALS		3,690,361

Consumer Products - 1.7%
CSM Bakery Supplies Tranche B 1LN, term loan 5.15% 7/3/20 (b)	259,328	246,037
Hercules Achievement, Inc. Tranche B, term loan 4.5669% 12/11/21 (b)	731,250	734,541
HLF Financing U.S. LLC Tranche B, term loan 6.7261% 2/15/23 (b)	367,969	371,648
Kate Spade & Co. Tranche B, term loan 4.0505% 4/10/21 (b)	243,734	243,354
KIK Custom Products, Inc. Tranche B, term loan 5.7933% 8/26/22 (b)	250,000	252,135
Prestige Brands, Inc. term loan 3.9761% 1/26/24 (b)	233,357	234,199
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.3769% 4/2/20 (b)	569,699	548,057
Wilsonart LLC Tranche B, term loan 4.8% 12/19/23 (b)	497,500	498,619

TOTAL CONSUMER PRODUCTS		3,128,590

Consumer Services - 0.2%
Optiv Security, Inc.:
Tranche 2LN, term loan 8.4375% 2/1/25 (b)	50,000	48,813
Tranche B 1LN, term loan 4.4375% 2/1/24 (b)	251,306	246,385

TOTAL CONSUMER SERVICES		295,198

Containers - 3.4%
Anchor Glass Container Corp. Tranche B 1LN, term loan 4.3805% 12/7/23 (b)	547,250	549,691
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.81% 10/1/22 (b)	250,000	252,083
Tranche B, term loan 4.4322% 10/1/21 (b)	734,571	735,717
Berry Plastics Corp.:
term loan:
3.6171% 1/19/23 (b)	332,500	332,360
3.6814% 10/1/22 (b)	436,537	436,781
Tranche K, term loan 3.3671% 2/8/20 (b)	105,624	105,595
Tranche L, term loan 3.3671% 1/6/21 (b)	859,167	858,668
BWAY Holding Co. Tranche B, term loan 4.3259% 4/3/24 (b)	500,000	499,730
Charter Nex U.S., Inc. Tranche B 1LN, term loan 4.4761% 5/11/24 (b)	160,000	159,901
Consolidated Container Co. Tranche B 1LN, term loan 4.7261% 5/22/24 (b)	290,000	291,148
Hostess Brands LLC Tranche B 1LN, term loan 3.7261% 8/3/22 (b)	375,000	376,031
Printpack Holdings, Inc. Tranche B, term loan 4.25% 7/26/23 (b)	99,250	99,870
Reynolds Group Holdings, Inc. Tranche B, term loan 4.2261% 2/5/23 (b)	913,373	914,039
Signode Packaging Systems, Inc. Tranche B, term loan 3.9761% 5/1/21 (b)	209,348	209,086
Tekni-Plex, Inc. Tranche 1LN, term loan 4.7261% 6/1/22 (b)	248,101	249,032

TOTAL CONTAINERS		6,069,732

Diversified Financial Services - 3.9%
AlixPartners LLP Tranche B, term loan 4.2964% 4/4/24 (b)	374,063	375,465
Ascend Learning LLC Tranche B, term loan 6/29/24 (d)	150,000	150,000
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5.2261% 11/18/23 (b)	174,125	174,670
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3.9622% 3/20/22 (b)	650,000	653,803
Avolon TLB Borrower 1 (US) LLC Tranche B 1LN, term loan 3.4622% 9/20/20 (b)	200,000	200,700
Constellation Brands Tranche B, term loan 5.0003% 12/16/23 (b)	249,375	250,310
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 4.0406% 4/27/24 (b)	625,000	622,344
Emerald Exposit Holding, Inc. Tranche B, term loan 4.1468% 5/22/24 (b)	185,000	185,925
Finco I LLC Branche B, term loan 6/12/22 (d)	250,000	251,355
Fly Funding II SARL Tranche B, term loan 3.43% 2/9/23 (b)	217,640	217,912
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5464% 10/30/22 (b)	500,000	501,160
Focus Financial Partners LLC Tranche B 1LN, term loan 5/19/24 (d)	180,000	181,125
Fort Dearborn Holding Co., Inc. Tranche B, term loan 5.1537% 10/19/23 (b)	168,951	169,795
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.9781% 9/11/21 (b)	256,211	251,728
Kingpin Intermediate Holdings LLC Branche B, term loan 6/28/24 (d)	300,000	301,125
LPL Holdings, Inc. Tranche B, term loan 3.8246% 3/10/24 (b)	498,750	499,688
Nab Holdings LLC Tranche B, term loan 6/14/24 (d)	230,000	230,191
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (b)	245,786	243,739
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7.2261% 10/31/22 (b)	298,491	302,819
TransUnion LLC Tranche B 2LN, term loan 3.7261% 4/9/23 (b)	612,686	616,184
Tricorbraun Holdings, Inc. Tranche 1LN, term loan:
3.75% 11/30/23 (b)(c)	22,727	22,898
4.8968% 11/30/23 (b)	226,705	228,405
UFC Holdings LLC Tranche B 1LN, term loan 4.47% 8/18/23 (b)	496,250	496,960

TOTAL DIVERSIFIED FINANCIAL SERVICES		7,128,301

Diversified Media - 0.1%
Outfront Media Capital LLC / Corp. Tranche B, term loan 3.4594% 3/16/24 (b)	160,000	160,450
Energy - 2.6%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	727,158	727,158
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 5.7261% 5/18/23 (b)	250,000	249,063
California Resources Corp. Tranche 1LN, term loan 11.5339% 12/31/21 (b)	235,000	247,925
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (b)	160,000	169,040
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (b)	90,000	86,513
Citgo Holding, Inc. Tranche B, term loan 9.7964% 5/12/18 (b)	119,175	120,850
Citgo Petroleum Corp. Tranche B, term loan 4.6468% 7/29/21 (b)	247,455	247,455
Crestwood Holdings Partners LLC Tranche B, term loan 9.2094% 6/19/19 (b)	390,413	380,000
Empire Generating Co. LLC:
Tranche B, term loan 5.43% 3/14/21 (b)	98,539	94,351
Tranche C, term loan 5.43% 3/14/21 (b)	9,741	9,327
Expro Finservices SARL Tranche B, term loan 5.96% 9/2/21 (b)	268,619	182,438
Foresight Energy LLC Tranche B 1LN, term loan 6.7947% 3/28/22 (b)	249,375	237,063
FTS International, Inc. Tranche B, term loan 5.7947% 4/16/21 (b)	405,000	322,988
Gavilan Resources LLC Tranche 2LN, term loan 7.0759% 3/1/24 (b)	375,000	355,624
Gulf Finance LLC Tranche B 1LN, term loan 6.3% 8/25/23 (b)	489,439	454,566
MRP Generation Holdings LLC Tranche B, term loan 8.1468% 10/18/22 (b)	128,702	119,692
Seadrill Operating LP Tranche B, term loan 4.2964% 2/21/21 (b)	149,950	95,368
Terra-Gen Finance Co. LLC Tranche B, term loan 5.2947% 12/9/21 (b)	383,022	352,380
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5.6468% 6/26/22 (b)	264,935	265,597

TOTAL ENERGY		4,717,398

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.4656% 12/15/23 (b)	109,725	109,890
AMC Entertainment, Inc. Tranche B, term loan 3.4594% 12/15/22 (b)	246,250	246,691
Lions Gate Entertainment Corp. term loan 4.2261% 12/8/23 (b)	220,313	221,482
Regal Cinemas Corp. Tranche B, term loan 3.2261% 4/1/22 (b)	500,000	500,705

TOTAL ENTERTAINMENT/FILM		1,078,768

Environmental - 0.7%
ADS Waste Holdings, Inc. term loan 3.9389% 11/10/23 (b)	258,562	259,349
Clean Harbors, Inc. Tranche B, term loan 6/28/24 (d)	145,000	145,181
The Brickman Group, Ltd. Tranche B 1LN, term loan 4.2174% 12/18/20 (b)	606,131	606,416
WTG Holdings III Corp.:
term loan 5.7964% 1/15/21 (b)	192,563	193,525
Tranche B 1LN, term loan 5.0464% 1/15/21 (b)	44,653	44,820

TOTAL ENVIRONMENTAL		1,249,291

Food & Drug Retail - 2.5%
Albertson's LLC Tranche B, term loan:
3.9761% 8/25/21 (b)	1,359,850	1,341,492
4.2511% 6/22/23 (b)	486,400	480,524
4.2933% 12/21/22 (b)	662,303	654,482
GOBP Holdings, Inc. Tranche B 1LN, term loan 5.1468% 10/21/21 (b)	578,507	569,471
Pizza Hut Holdings LLC Tranche B, term loan 3.2094% 6/16/23 (b)	322,567	323,454
RPI Finance Trust Tranche B 6LN, term loan 3.1529% 3/27/23 (b)	750,000	752,228
Smart & Final, Inc. Tranche B, term loan 4.6038% 11/15/22 (b)	375,000	359,374

TOTAL FOOD & DRUG RETAIL		4,481,025

Food/Beverage/Tobacco - 1.4%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 5.4761% 3/20/24 (b)	99,750	100,748
Chobani LLC Tranche B, term loan 5.4761% 10/7/23 (b)	348,512	350,474
Pinnacle Foods Finance LLC Tranche B, term loan 3.0759% 2/3/24 (b)	373,125	374,118
Post Holdings, Inc. Tranche B, term loan 3.47% 5/24/24 (b)	750,000	750,533
Shearer's Foods, Inc.:
Tranche 2LN, term loan 8.0464% 6/30/22 (b)	255,000	246,075
Tranche B 1LN, term loan 5.0843% 6/30/21 (b)	371,296	369,903
U.S. Foods, Inc. Tranche B, term loan 3.98% 6/27/23 (b)	371,250	372,612

TOTAL FOOD/BEVERAGE/TOBACCO		2,564,463

Gaming - 5.4%
Affinity Gaming LLC Tranche B, term loan 4.7261% 7/1/23 (b)	236,805	238,138
American Casino & Entertainment Properties LLC Tranche B, term loan 4.4761% 7/7/22 (b)	221,314	221,774
AP Gaming I LLC term loan 6.5862% 2/15/24 (b)	155,000	156,034
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3.4062% 10/20/21 (b)	298,796	299,982
Boyd Gaming Corp. Tranche B 1LN, term loan 3.6878% 9/15/23 (b)	377,547	378,257
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 4.5447% 10/11/20 (b)	1,182,297	1,187,961
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3.7947% 5/8/21 (b)	1,404,359	1,410,328
CCM Merger, Inc. Tranche B, term loan 3.9761% 8/8/21 (b)	295,304	295,968
CityCenter Holdings LLC Tranche B, term loan 3.7156% 4/18/24 (b)	625,000	625,606
Eldorado Resorts, Inc. Tranche B, term loan 3.375% 4/17/24 (b)	633,413	627,870
Gateway Casinos & Entertainment Ltd. term loan 5.0464% 2/22/23 (b)	250,000	251,668
Golden Nugget, Inc. Tranche B, term loan:
4.68% 11/21/19 (b)	154,507	155,957
4.71% 11/21/19 (b)	360,517	363,899
Greektown Holdings LLC Tranche B, term loan 4.2261% 4/25/24 (b)	140,000	139,790
Las Vegas Sands LLC Tranche B, term loan 3.05% 3/29/24 (b)	418,950	419,423
MGM Mirage, Inc. Tranche A, term loan 3.4761% 4/25/21 (b)	419,250	419,250
Mohegan Tribal Gaming Authority:
Tranche A, term loan 4.7947% 10/14/21 (b)	231,250	232,503
Tranche B, term loan 5.2261% 10/14/23 (b)	248,750	251,315
Penn National Gaming, Inc. Tranche B, term loan 3.7964% 1/19/24 (b)	79,800	80,142
Scientific Games Corp. Tranche B 3LN, term loan 5.1083% 10/1/21 (b)	800,237	807,687
Seminole Tribe Florida Tranche B, term loan 6/23/24 (d)	250,000	250,375
Station Casinos LLC Tranche B, term loan 3.71% 6/8/23 (b)	676,412	675,181
Yonkers Racing Corp. Tranche B 1LN, term loan 4.48% 5/31/24 (b)	250,000	249,793

TOTAL GAMING		9,738,901

Healthcare - 6.9%
Alere, Inc. Tranche B, term loan 4.3% 6/18/22 (b)	274,743	275,235
American Renal Holdings, Inc. Tranche B, term loan 6/22/24 (d)	375,000	373,946
Bcp Raptor LLC Tranche B, term loan 5.4656% 6/22/24 (b)	500,000	493,750
Commerce Merger Sub, Inc. Tranche B, term loan 6/22/24 (d)	165,000	164,863
Community Health Systems, Inc.:
Tranche G, term loan 3.8984% 12/31/19 (b)	326,610	326,012
Tranche H, term loan 4.1484% 1/27/21 (b)	1,159,393	1,156,854
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.9761% 6/24/21 (b)	235,151	235,445
Envision Healthcare Corp. Tranche B, term loan 4.3% 12/1/23 (b)	995,000	998,980
Equian LLC:
Tranche B, term loan 4.9284% 5/19/24 (b)	191,176	192,492
Tranche DD, term loan 5/19/24 (c)(d)	58,824	59,228
Grifols, S.A. Tranche B, term loan 3.4413% 1/31/25 (b)	623,438	623,855
HCA Holdings, Inc. Tranche B 8LN, term loan 3.4761% 2/15/24 (b)	248,752	249,878
JLL/Delta Dutch Newco BV Tranche B 1LN, term loan 4.5044% 4/20/24 (b)	500,000	500,625
Kindred Healthcare, Inc. Tranche B, term loan 4.6875% 4/9/21 (b)	370,233	371,159
Milk Specialties Co. Tranche B, term loan 5.2964% 8/16/23 (b)	158,800	159,893
MPH Acquisition Holdings LLC Tranche B, term loan 4.1468% 6/7/23 (b)	181,844	181,703
Onex Schumacher Finance LP Tranche B 1LN, term loan 5.2261% 7/31/22 (b)	393,123	392,958
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.7827% 6/30/21 (b)	1,240,801	1,232,797
Precyse Acquisition Corp. Tranche B, term loan 5.7261% 10/20/22 (b)	297,620	298,924
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.4761% 10/21/24 (b)	80,000	81,600
Tranche B 1LN, term loan 4.4761% 10/21/23 (b)	243,775	244,384
Project Ruby Ultimate Parent Corp. Tranche B, term loan 4.7947% 2/9/24 (b)	249,395	249,395
Select Medical Corp. Tranche B, term loan 4.6555% 3/6/24 (b)	249,375	251,091
U.S. Anesthesia Partners, Inc. Tranche B, term loan 4.4656% 6/23/24 (b)	375,000	375,000
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9.2964% 12/31/23 (b)	250,000	234,688
Tranche B 1LN, term loan 5.5464% 12/31/22 (b)	819,139	790,724
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.83% 4/1/22 (b)	1,648,610	1,670,256
Vizient, Inc. Tranche B 3LN, term loan 4.7261% 2/11/23 (b)	219,963	221,705

TOTAL HEALTHCARE		12,407,440

Homebuilders/Real Estate - 1.5%
Americold Realty Operating Partnership LP Tranche B, term loan 4.9761% 12/1/22 (b)	233,211	236,418
Communications Sales & Leasing, Inc. Tranche B, term loan 4.2261% 10/24/22 (b)	369,391	369,853
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.447% 11/4/21 (b)	412,741	411,915
Installed Building Products, Inc. Tranche B, term loan 4.2261% 4/15/24 (b)	375,000	375,705
Lightstone Holdco LLC:
Tranche B, term loan 5.7261% 1/30/24 (b)	229,245	222,941
Tranche C, term loan 5.7261% 1/30/24 (b)	14,178	13,788
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.2947% 4/25/23 (b)	538,188	538,661
RE/MAX LLC Tranche B, term loan 4.0464% 12/15/23 (b)	109,175	109,311
Realogy Group LLC term loan 3.4761% 7/20/22 (b)	371,259	372,188

TOTAL HOMEBUILDERS/REAL ESTATE		2,650,780

Hotels - 1.0%
ESH Hospitality, Inc. Tranche B, term loan 3.7261% 8/30/23 (b)	322,567	323,696
Four Seasons Holdings, Inc. Tranche B, term loan 3.7261% 11/30/23 (b)	746,250	750,601
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.9084% 4/14/21 (b)	216,605	217,350
Playa Resorts Holding BV Tranche B, term loan 4.1704% 4/27/24 (b)	375,000	374,824
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.44% 5/11/24 (b)	199,500	199,875

TOTAL HOTELS		1,866,346

Insurance - 2.9%
Acrisure LLC Tranche B 1LN, term loan 6.2964% 11/22/23 (b)	593,513	598,456
Alliant Holdings Intermediate LLC Tranche B, term loan 4.4165% 8/14/22 (b)	714,831	713,401
AmWINS Group, Inc.:
Tranche 2LN, term loan 7.7947% 1/25/25 (b)	30,000	30,525
Tranche B 1LN, term loan 3.8362% 1/25/24 (b)	248,750	248,596
Asurion LLC:
term loan 4.2947% 8/4/22 (b)	758,779	761,860
Tranche B 2LN, term loan 8.5447% 3/3/21 (b)	360,000	361,350
Tranche B 5LN, term loan 4.0447% 11/3/23 (b)	713,222	716,788
HUB International Ltd. Tranche B 1LN, term loan 4.1723% 10/2/20 (b)	603,133	604,327
Lonestar Intermediate Super Holdings LLC term loan 10.2261% 8/31/21 pay-in-kind (b)	305,000	313,580
USI, Inc. Tranche, term loan 4.1796% 5/16/24 (b)	485,000	481,363
VF Holdings Corp. term loan 4.5464% 6/30/23 (b)	372,811	372,267

TOTAL INSURANCE		5,202,513

Leisure - 2.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 5.0464% 5/30/21 (b)	295,379	293,288
Cedar Fair LP Tranche B, term loan 3.4761% 4/13/24 (b)	53,900	54,237
Delta 2 SARL Tranche B, term loan 4.5044% 2/1/24 (b)	865,000	865,182
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8.2261% 9/8/24 (b)	75,000	76,266
Tranche B 1LN, term loan 4.2947% 3/8/24 (b)	314,213	315,293
Fitness International LLC Tranche B, term loan 5.4761% 7/1/20 (b)	216,456	219,229
Intrawest Resorts Holdings, Inc. Tranche B, term loan:
6/28/24 (d)	196,324	196,569
6/28/24 (d)	103,676	103,806
LTF Merger Sub, Inc. Tranche B, term loan 4.2261% 6/10/22 (b)	328,325	328,463
NVA Holdings, Inc. Tranche B 2LN, term loan:
3.5% 8/14/21 (b)(c)	62,500	62,786
4.6468% 8/14/21 (b)	311,093	312,518
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 4.1468% 3/31/24 (b)	498,750	497,378
SMG Tranche B 1LN, term loan 4.7964% 2/27/20 (b)	247,436	247,901

TOTAL LEISURE		3,572,916

Metals/Mining - 0.8%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.9761% 5/20/21 (b)	434,991	434,991
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (b)	650,982	634,708
Peabody Energy Corp. term loan 5.7261% 3/31/22 (b)	374,063	373,221
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)	111,927	0

TOTAL METALS/MINING		1,442,920

Paper - 0.5%
Caraustar Industries, Inc. Tranche B, term loan 6.7964% 3/14/22 (b)	428,925	428,711
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 4.3976% 12/29/23 (b)	470,000	471,076

TOTAL PAPER		899,787

Publishing/Printing - 2.5%
Cengage Learning, Inc. Tranche B, term loan 5.3387% 6/7/23 (b)	782,469	737,563
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	282,270	259,514
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 7.2964% 12/31/21 (b)	268,642	269,649
Tranche B 6LN, term loan 6.7964% 2/9/22 (b)	282,418	282,488
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.2261% 5/29/21 (b)	490,000	464,275
McGraw-Hill Global Education Holdings, LLC term loan 5.2261% 5/4/22 (b)	767,648	754,091
Merrill Communications LLC Tranche B, term loan 6.4218% 6/1/22 (b)	271,277	271,955
Montreign Operating Co. LLC Tranche B 1LN, term loan 9.4761% 1/19/23 (b)	208,974	210,803
Proquest LLC Tranche B, term loan 5.2938% 10/24/21 (b)	487,436	488,962
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.6217% 8/14/20 (b)	780,243	780,734

TOTAL PUBLISHING/PRINTING		4,520,034

Restaurants - 1.4%
Burger King Worldwide, Inc. Tranche B, term loan 3.5035% 2/17/24 (b)	1,244,534	1,241,036
CEC Entertainment, Inc. Tranche B, term loan 4.2261% 2/14/21 (b)	813,508	808,765
Landry's Acquisition Co. Tranche B 1LN, term loan 3.9114% 10/4/23 (b)	492,596	490,749

TOTAL RESTAURANTS		2,540,550

Services - 8.3%
Abacus Innovations Corp. Tranche B, term loan 3.5% 8/16/23 (b)	248,750	249,932
Acosta, Inc. Tranche B, term loan 4.4761% 9/26/21 (b)	478,269	426,616
Almonde, Inc.:
Tranche 2LN, term loan 8.4589% 6/13/25 (b)	175,000	178,000
Tranche B 1LN, term loan 4.7364% 6/13/24 (b)	875,000	874,676
Ancestry.Com Operations, Inc.:
Tranch B 1LN, term loan 4.34% 10/19/23 (b)	455,400	456,916
Tranche 2LN, term loan 9.46% 10/19/24 (b)	112,500	114,843
Aramark Services, Inc. Tranche B, term loan 3.2261% 3/28/24 (b)	374,063	375,933
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 5.491% 6/21/24 (b)	500,000	498,905
Bright Horizons Family Solutions Tranche B, term loan 3.4761% 11/7/23 (b)	141,924	142,527
Cactus Wellhead LLC Tranche B, term loan 7.2261% 7/31/20 (b)	166,734	161,732
Coinmach Service Corp. Tranche B, term loan 4.9656% 11/14/22 (b)	1,426,278	1,417,007
Creative Artists Agency LLC Tranche B, term loan 4.6641% 2/15/24 (b)	228,850	230,184
Garda World Security Corp. Tranche B, term loan 5.2261% 5/26/24 (b)	171,293	172,291
GCA Services Group, Inc. Tranche B 1LN, term loan 5.9024% 3/1/23 (b)	244,867	245,479
Greeneden U.S. Holdings II LLC Tranche B, term loan 12/1/23 (d)	613,460	614,840
KAR Auction Services, Inc. Tranche B, term loan 3.8125% 3/9/23 (b)	151,667	152,615
Karman Buyer Corp.:
Tranche 1LN, term loan 4.5464% 7/25/21 (b)	287,192	274,808
Tranche 2LN, term loan 7.7964% 7/25/22 (b)	115,000	109,825
KUEHG Corp. Tranche B 1LN, term loan 5.0464% 8/13/22 (b)	617,212	619,916
Laureate Education, Inc. Tranche B 1LN, term loan 5.7261% 4/26/24 (b)	1,870,313	1,877,887
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.7261% 4/7/21 (b)	792,975	792,484
Nord Anglia Education Tranche B, term loan 4.7018% 3/31/21 (b)	611,547	614,226
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.2938% 5/2/22 (b)	1,045,629	1,044,981
SAI Global GP Tranche B, term loan 5.7964% 12/8/23 (b)	328,350	332,454
Science Applications International Corp. Tranche B, term loan 3.6875% 5/4/22 (b)	175,716	176,375
SESAC Holdco II LLC Tranche B 1LN, term loan 4.4569% 2/23/24 (b)	144,638	143,914
Summit Midstream Partners LP Tranche B, term loan 7.2261% 5/16/22 (b)	250,000	252,500
The GEO Group, Inc. Tranche B, term loan 3.33% 3/23/24 (b)	184,538	184,654
The ServiceMaster Co. Tranche B, term loan 3.7261% 11/8/23 (b)	497,500	499,470
Thomson Reuters IP&S Tranche B 1LN, term loan 4.7261% 10/3/23 (b)	367,230	369,198
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.2964% 5/14/22 (b)	769,333	769,333
Tranche B 2LN, term loan 8.0447% 5/14/23 (b)	40,000	39,600
Xerox Business Services LLC:
term loan 3.4761% 12/7/21 (b)	125,000	124,844
Tranche B, term loan 5.2261% 12/7/23 (b)	353,225	357,199

TOTAL SERVICES		14,896,164

Steel - 0.4%
Atkore International, Inc. Tranche B 1LN, term loan 4.15% 12/22/23 (b)	373,125	374,058
JMC Steel Group, Inc. Tranche B, term loan 4.7894% 6/14/21 (b)	421,009	423,009

TOTAL STEEL		797,067

Super Retail - 4.3%
Academy Ltd. Tranche B, term loan 5.1968% 7/2/22 (b)	477,969	369,470
Bass Pro Group LLC:
term loan 6.0464% 6/9/18 (b)	125,000	125,704
Tranche B, term loan 4.3671% 6/5/20 (b)	368,405	367,255
Bass Pro Shops LLC. Tranche B, term loan 6.2964% 12/16/23 (b)	1,750,000	1,698,375
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.71% 2/3/25 (b)	250,000	241,485
Tranche B 1LN, term loan 4.9681% 2/3/24 (b)	685,000	662,950
CNT Holdings III Corp. term loan 4.51% 1/22/23 (b)	246,884	246,472
Davids Bridal, Inc. Tranche B, term loan 5.3% 10/11/19 (b)	247,190	185,805
G-III Apparel Group Ltd. Tranche B, term loan 6.2872% 12/1/22 (b)	125,000	123,438
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.4761% 8/19/23 (b)	332,300	331,928
Jade Germany GmbH Tranche B, term loan 6.7964% 5/31/23 (b)	375,000	375,938
JC Penney Corp., Inc. Tranche B, term loan 5.4504% 6/23/23 (b)	728,184	717,946
Party City Holdings, Inc. term loan 4.171% 8/19/22 (b)	372,467	372,669
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 4.1718% 1/26/23 (b)	492,177	443,205
PetSmart, Inc. term loan 4.22% 3/11/22 (b)	1,107,152	1,028,422
Sears Holdings Corp. Tranche ABL, term loan 5.7238% 6/30/18 (b)	389,752	383,419
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17 (e)	219,013	8,693

TOTAL SUPER RETAIL		7,683,174

Technology - 11.7%
Aptean, Inc.:
Tranche 2LN, term loan 10.54% 12/20/23 (b)	70,000	69,869
Tranche B 1LN, term loan 6.04% 12/20/22 (b)	325,000	325,712
Bright Bidco BV Tranche B, term loan 5.7964% 3/17/24 (b)	375,000	380,250
Cavium, Inc. Tranche B 1LN, term loan 3.4661% 8/16/22 (b)	148,689	148,318
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.7261% 9/15/20 (b)	482,455	478,537
Compuware Corp.:
term loan 9.55% 12/15/22 (b)	473,890	475,667
Tranche B 3LN, term loan 5.55% 12/15/21 (b)	615,306	619,152
CPI International, Inc. Tranche B, term loan 4.48% 4/7/21 (b)	249,375	249,375
Csra, Inc. Tranche B, term loan 11/30/23 (d)	375,000	375,780
Datapipe, Inc. Tranche B 1LN, term loan 6.0464% 3/15/19 (b)	469,849	471,024
Dell International LLC:
Tranche A 1LN, term loan 3.23% 12/31/18 (b)	266,719	266,815
Tranche B, term loan 3.73% 9/7/23 (b)	572,939	574,847
EIG Investors Corp. Tranche B, term loan 5.2417% 2/9/23 (b)	870,625	872,436
Epicor Software Corp.:
Tranche B, term loan 4.98% 6/1/22 (b)	364,081	363,856
Tranche B2 1LN, term loan 5.05% 6/1/22 (b)	122,897	123,511
First Data Corp.:
Tranche B 1LN, term loan 3.7161% 4/26/24 (b)	250,000	249,910
Tranche B, term loan 3.4661% 7/10/22 (b)	1,208,096	1,205,643
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.4062% 6/17/22 (b)	50,000	49,688
Tranche B 1LN, term loan 5.1468% 6/17/21 (b)	165,639	166,053
Gartner, Inc. Tranche B, term loan 3.2261% 4/5/24 (b)	224,438	224,999
Genesys Telecommunications Laboratories, Inc. term loan 5.1584% 12/1/23 (b)	611,925	613,302
Global Payments, Inc. Tranche B 2LN, term loan 3.22% 4/22/23 (b)	308,462	309,233
Go Daddy Operating Co. LLC Tranche B, term loan 3.7261% 2/15/24 (b)	624,329	625,422
Hyland Software, Inc. Tranche B 1LN, term loan 7/1/22 (d)	175,000	175,963
Infor U.S., Inc. Tranche B 6LN, term loan 3.8968% 2/1/22 (b)	777,700	772,287
Information Resources, Inc.:
Tranche 2LN, term loan 9.4656% 1/18/25 (b)	75,000	74,625
Tranche B 1LN, term loan 5.4656% 1/18/24 (b)	324,188	324,998
Inmar, Inc. Tranche B 1LN, term loan 6.75% 5/1/24 (b)	130,000	130,203
Kronos, Inc.:
term loan 9.4196% 11/1/24 (b)	460,000	477,057
Tranche B 1LN, term loan 4.6801% 11/1/23 (b)	1,202,388	1,209,602
Landesk Group, Inc. term loan:
5.48% 1/20/24 (b)	503,810	500,348
10.23% 1/20/25 (b)	125,000	124,791
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.7261% 10/16/23 (b)	50,000	49,500
Tranche B 3LN, term loan 4.7261% 10/16/22 (b)	251,175	250,233
MA FinanceCo. LLC Tranche B 3LN, term loan:
3.9639% 6/21/24 (b)	117,245	117,391
4.0302% 6/21/24 (b)	817,755	818,778
Micron Technology, Inc. Tranche B, term loan 3.8% 4/26/22 (b)	123,750	124,652
Rackspace Hosting, Inc. term loan 4.6723% 11/3/23 (b)	903,363	902,513
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.8968% 4/9/21 (b)	605,032	606,732
Tranche 2LN, term loan 8.2964% 4/9/22 (b)	175,000	174,270
SolarWinds Holdings, Inc. Tranche B, term loan 4.7261% 2/5/23 (b)	371,259	371,816
Solera LLC Tranche B, term loan 4.4761% 3/3/23 (b)	614,138	615,858
Sophia L.P. term loan 4.5464% 9/30/22 (b)	291,674	290,823
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3.4761% 7/8/22 (b)	154,039	154,569
Tranche B 2LN, term loan 3.4761% 7/8/22 (b)	9,343	9,375
Sybil Software LLC. Tranche B, term loan 4.5464% 9/30/23 (b)	429,069	432,892
Syniverse Holdings, Inc. Tranche B, term loan 4.2964% 4/23/19 (b)	284,654	265,440
Tempo Acquisition LLC Tranche B, term loan 4.0603% 5/1/24 (b)	625,000	626,075
TIBCO Software, Inc. Tranche 1LN, term loan 5.73% 12/5/20 (b)	174,244	174,898
TTM Technologies, Inc. Tranche B 1LN, term loan 5.4761% 5/31/21 (b)	281,658	283,771
Uber Technologies, Inc. Tranche B, term loan 5.2156% 7/13/23 (b)	163,388	163,338
Veritas U.S., Inc.:
Tranche B 1LN, term loan 6.7718% 1/27/23 (b)	590,000	590,295
Tranche B, term loan 5.6922% 1/27/23 (b)	590,000	590,295
Vfh Parent LLC Tranche B, term loan 12/30/21 (b)(d)	225,000	226,220
WEX, Inc. Tranche B, term loan 4.7261% 7/1/23 (b)	247,500	248,584

TOTAL TECHNOLOGY		21,117,591

Telecommunications - 7.2%
Altice Financing SA Tranche B, term loan 3.908% 7/15/25 (b)	375,000	373,710
Blucora, Inc. Tranche B, term loan 5.0372% 5/22/24 (b)	240,000	241,800
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (d)	375,000	375,844
Digicel International Finance Ltd. Tranche B, term loan 4.94% 5/25/24 (b)	375,000	377,228
DigitalGlobe, Inc. Tranche B, term loan 3.9761% 1/15/24 (b)	283,575	283,575
Evo Payments International LLC Tranche B 1LN, term loan 6.23% 12/20/23 (b)	274,313	276,940
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	243,020	243,071
GTT Communications, Inc. Tranche B, term loan 5.25% 1/9/24 (b)	109,450	109,656
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 4.0003% 6/30/19 (b)	1,625,000	1,610,018
Level 3 Financing, Inc. Tranche B, term loan 3.4656% 2/22/24 (b)	875,000	876,645
LTS Buyer LLC Tranche B 1LN, term loan 4.5464% 4/11/20 (b)	975,005	977,930
Neptune Finco Corp. Tranche B, term loan 3.4594% 7/17/25 (b)	448,125	444,652
Neustar, Inc.:
Tranche 2LN, term loan 2/28/25 (d)	85,000	85,956
Tranche B1 1LN, term loan 8/31/19 (d)	145,000	145,951
Tranche B2 1LN, term loan 2/29/24 (d)	300,000	301,782
Onvoy LLC Tranche B 1LN, term loan 5.7964% 2/10/24 (b)	314,213	314,998
Polycom, Inc. Tranche B, term loan 6.4437% 9/27/23 (b)	487,621	492,497
Radiate Holdco LLC Tranche B, term loan 4.2261% 2/1/24 (b)	374,063	368,407
RP Crown Parent, LLC Tranche B, term loan 4.5447% 10/12/23 (b)	373,125	375,125
Sable International Finance Ltd. Tranche B, term loan 4.7261% 1/19/25 (b)	440,000	440,827
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	250,000	250,418
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	484,927	483,836
Securus Technologies, Inc. Tranche B, term loan:
6/15/24 (d)	500,000	498,960
6/15/25 (d)	175,000	175,438
SFR Group SA Tranche B 11LN, term loan 3.9441% 7/31/25 (b)	625,000	619,338
Sprint Communications, Inc. Tranche B, term loan 3.5625% 2/3/24 (b)	997,500	997,291
Telesat LLC Tranche B 4LN, term loan 4.3% 11/17/23 (b)	695,008	697,989
Windstream Services LLC Tranche B 7LN, term loan 4.46% 2/17/24 (b)	233,825	228,272
Xplornet Communications, Inc. Tranche B, term loan 7.2964% 9/9/21 (b)	243,412	246,454

TOTAL TELECOMMUNICATIONS		12,914,608

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 6.243% 6/15/23 (b)	267,975	267,809
Transportation Ex Air/Rail - 0.4%
International Seaways Operatin Tranche B, term loan 6.79% 6/22/22 (b)	375,000	369,375
Navios Maritime Partners LP Tranche B, term loan 6.25% 9/14/20 (b)	296,250	294,955

TOTAL TRANSPORTATION EX AIR/RAIL		664,330

Utilities - 4.3%
APLP Holdings LP Tranche B, term loan 5.4761% 4/13/23 (b)	209,903	210,230
Calpine Corp.:
Tranche B 5LN, term loan 4.05% 1/15/24 (b)	248,101	247,521
Tranche B 8LN, term loan 2.98% 12/31/19 (b)	249,375	249,001
Tranche B, term loan 2.98% 11/30/17 (b)	185,455	185,455
Cortes NP Acquisition Corp. Tranche B, term loan 5.2261% 11/30/23 (b)	314,494	315,541
Dayton Power & Light Co. Tranche B 1LN, term loan 4.48% 8/24/22 (b)	124,375	126,085
Dynegy, Inc. Tranche C, term loan 4.4761% 2/7/24 (b)	748,125	746,217
Energy Future Holdings Corp. Tranche B, term loan 6/23/18 (d)	1,500,000	1,503,750
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.7964% 11/13/21 (b)	265,000	243,800
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.4% 8/19/21 (b)	867,775	860,182
InterGen NV Tranche B, term loan 5.8% 6/13/20 (b)	479,211	478,214
Limetree Bay Terminals LLC term loan 6.1641% 2/15/24 (b)	329,175	332,467
Longview Power LLC Tranche B, term loan 7.05% 4/13/21 (b)	170,191	118,283
Moxie Patriot LLC Tranche B, term loan 6.8968% 12/19/20 (b)	690,551	631,854
Tex Operations Co. LLC:
Tranche B, term loan 3.9761% 8/4/23 (b)	506,384	501,639
Tranche C, term loan 3.7947% 8/4/23 (b)	116,071	114,984
USIC Holdings, Inc. Tranche B, term loan 4.9232% 12/9/23 (b)	623,750	624,530
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.4666% 12/14/23 (b)	373,125	372,845

TOTAL UTILITIES		7,862,598

TOTAL BANK LOAN OBLIGATIONS
(Cost $160,055,399)		159,819,146

Nonconvertible Bonds - 5.7%
Banks & Thrifts - 0.1%
Ally Financial, Inc. 3.25% 11/5/18	250,000	253,050
Containers - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 9/15/22 (f)	255,000	261,758
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.6584% 7/15/21 (b)(f)	145,000	147,356
6.875% 2/15/21 (b)	162,034	166,490
Silgan Holdings, Inc. 4.75% 3/15/25 (f)	180,000	184,500

TOTAL CONTAINERS		760,104

Diversified Financial Services - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	340,087
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	100,000	108,666

TOTAL DIVERSIFIED FINANCIAL SERVICES		448,753

Energy - 0.5%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (f)	195,000	199,875
7% 6/30/24	115,000	127,938
Citgo Petroleum Corp. 6.25% 8/15/22 (f)	385,000	390,775
Consolidated Energy Finance SA 4.9817% 6/15/22 (b)(f)	175,000	174,999

TOTAL ENERGY		893,587

Environmental - 0.1%
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (f)	170,000	176,375
Food/Beverage/Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (f)	200,000	207,750
Gaming - 0.2%
Jacobs Entertainment, Inc. 7.875% 2/1/24 (f)	40,000	43,400
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (b)	250,000	257,500

TOTAL GAMING		300,900

Healthcare - 1.7%
Community Health Systems, Inc. 6.25% 3/31/23	200,000	206,470
HCA Holdings, Inc.:
3.75% 3/15/19	500,000	510,000
4.25% 10/15/19	500,000	518,750
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (f)	105,000	112,613
Tenet Healthcare Corp.:
4.625% 7/15/24 (f)	166,000	166,208
4.7456% 6/15/20 (b)	420,000	424,200
7.5% 1/1/22 (f)	85,000	92,208
THC Escrow Corp. III:
4.625% 7/15/24 (f)	209,000	209,564
5.125% 5/1/25 (f)	375,000	376,406
Valeant Pharmaceuticals International, Inc.:
6.5% 3/15/22 (f)	220,000	230,725
7% 3/15/24 (f)	250,000	262,813

TOTAL HEALTHCARE		3,109,957

Homebuilders/Real Estate - 0.1%
Communications Sales & Leasing, Inc. 6% 4/15/23 (f)	100,000	104,062
Leisure - 0.3%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	200,000	211,000
7.25% 11/30/21 (f)	265,000	287,856

TOTAL LEISURE		498,856

Paper - 0.2%
Xerium Technologies, Inc. 9.5% 8/15/21	250,000	265,625
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (f)	40,000	33,800
Harland Clarke Holdings Corp. 8.375% 8/15/22 (f)	115,000	122,475

TOTAL PUBLISHING/PRINTING		156,275

Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (f)	250,000	248,423
Services - 0.2%
APX Group, Inc. 7.875% 12/1/22	400,000	434,000
Super Retail - 0.2%
PetSmart, Inc.:
5.875% 6/1/25 (f)	200,000	192,750
8.875% 6/1/25 (f)	125,000	115,450

TOTAL SUPER RETAIL		308,200

Technology - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	78,000	79,826
4.42% 6/15/21 (f)	235,000	247,719
NXP BV/NXP Funding LLC 4.125% 6/1/21 (f)	200,000	210,600

TOTAL TECHNOLOGY		538,145

Telecommunications - 0.8%
Altice Financing SA 7.5% 5/15/26 (f)	225,000	249,750
FairPoint Communications, Inc. 8.75% 8/15/19 (f)	40,000	41,094
SFR Group SA:
6% 5/15/22 (f)	300,000	313,875
6.25% 5/15/24 (f)	350,000	369,688
7.375% 5/1/26 (f)	485,000	526,225

TOTAL TELECOMMUNICATIONS		1,500,632

Utilities - 0.0%
The AES Corp. 4.2018% 6/1/19 (b)	15,000	15,000
TOTAL NONCONVERTIBLE BONDS
(Cost $9,855,218)		10,219,694
	Shares	Value

Common Stocks - 0.0%
Metals/Mining - 0.0%
Warrior Met Coal, Inc. Class A
(Cost $232,500)	1,687	26,008

Money Market Funds - 10.4%
Fidelity Cash Central Fund, 1.10% (g)
(Cost $18,723,364)	18,722,031	18,725,775
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $188,866,481)		188,790,623
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(8,456,874)
NET ASSETS - 100%		$180,333,749

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $158,142 and $159,044, respectively.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Non-income producing - Security is in default.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,700,584 or 3.7% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$79,105
Total	$79,105

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$26,008	$--	$26,008	$--
Bank Loan Obligations	159,819,146	--	159,015,642	803,504
Corporate Bonds	10,219,694	--	10,219,694	--
Money Market Funds	18,725,775	18,725,775	--	--
Total Investments in Securities:	$188,790,623	$18,725,775	$169,261,344	$803,504

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $170,143,117)	$170,064,848
Fidelity Central Funds (cost $18,723,364)	18,725,775
Total Investments (cost $188,866,481)		$188,790,623
Cash		1,083,396
Receivable for investments sold		787,366
Dividends receivable		6,077
Interest receivable		391,587
Distributions receivable from Fidelity Central Funds		16,172
Other receivables		3,111
Total assets		191,078,332
Liabilities
Payable for investments purchased	$10,583,861
Payable for fund shares redeemed	16,052
Accrued management fee	83,194
Other affiliated payables	22,329
Other payables and accrued expenses	39,147
Total liabilities		10,744,583
Net Assets		$180,333,749
Net Assets consist of:
Paid in capital		$179,970,524
Undistributed net investment income		3,515,953
Accumulated undistributed net realized gain (loss) on investments		(3,076,870)
Net unrealized appreciation (depreciation) on investments		(75,858)
Net Assets		$180,333,749
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,852,196 ÷ 682,490 shares)		$10.04
Investor Class:
Net Asset Value, offering price and redemption price per share ($173,481,553 ÷ 17,282,983 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$6,078
Interest		3,824,399
Income from Fidelity Central Funds		79,105
Total income		3,909,582
Expenses
Management fee	$470,514
Transfer agent fees	84,720
Accounting fees and expenses	41,436
Custodian fees and expenses	13,176
Independent trustees' fees and expenses	325
Audit	33,764
Legal	94
Miscellaneous	463
Total expenses before reductions	644,492
Expense reductions	(2,303)	642,189
Net investment income (loss)		3,267,393
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	443,969
Total net realized gain (loss)		443,969
Change in net unrealized appreciation (depreciation) on investment securities		(728,977)
Net gain (loss)		(285,008)
Net increase (decrease) in net assets resulting from operations		$2,982,385

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,267,393	$5,098,088
Net realized gain (loss)	443,969	(1,601,697)
Change in net unrealized appreciation (depreciation)	(728,977)	7,029,780
Net increase (decrease) in net assets resulting from operations	2,982,385	10,526,171
Distributions to shareholders from net investment income	–	(4,946,907)
Share transactions - net increase (decrease)	24,721,181	33,049,304
Total increase (decrease) in net assets	27,703,566	38,628,568
Net Assets
Beginning of period	152,630,183	114,001,615
End of period	$180,333,749	$152,630,183
Other Information
Undistributed net investment income end of period	$3,515,953	$248,560

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Floating Rate High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$9.34	$9.73	$10.00
Income from Investment Operations
Net investment income (loss)B	.194	.412	.400	.242
Net realized and unrealized gain (loss)	(.014)	.445	(.408)	(.322)
Total from investment operations	.180	.857	(.008)	(.080)
Distributions from net investment income	–	(.337)	(.359)	(.190)
Tax return of capital	–	–	(.023)	–
Total distributions	–	(.337)	(.382)	(.190)
Net asset value, end of period	$10.04	$9.86	$9.34	$9.73
Total ReturnC,D,E	1.83%	9.18%	(.09)%	(.79)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.76%	.76%	.84%H
Expenses net of fee waivers, if any	.73%H	.76%	.76%	.77%H
Expenses net of all reductions	.73%H	.76%	.76%	.77%H
Net investment income (loss)	3.92%H	4.23%	4.03%	3.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,852	$6,810	$7,326	$10,912
Portfolio turnover rateI	77%H	54%	55%	41%H

 A For the period April 9, 2014 (commencement of operations) to December 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Floating Rate High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$9.34	$9.73	$10.00
Income from Investment Operations
Net investment income (loss)B	.192	.409	.394	.238
Net realized and unrealized gain (loss)	(.012)	.446	(.402)	(.322)
Total from investment operations	.180	.855	(.008)	(.084)
Distributions from net investment income	–	(.335)	(.359)	(.186)
Tax return of capital	–	–	(.023)	–
Total distributions	–	(.335)	(.382)	(.186)
Net asset value, end of period	$10.04	$9.86	$9.34	$9.73
Total ReturnC,D,E	1.83%	9.16%	(.09)%	(.83)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.79%	.79%	.82%H
Expenses net of fee waivers, if any	.77%H	.79%	.79%	.80%H
Expenses net of all reductions	.77%H	.79%	.79%	.80%H
Net investment income (loss)	3.89%H	4.20%	3.99%	3.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$173,482	$145,821	$106,675	$95,300
Portfolio turnover rateI	77%H	54%	55%	41%H

 A For the period April 9, 2014 (commencement of operations) to December 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,988,815
Gross unrealized depreciation	(1,927,242)
Net unrealized appreciation (depreciation) on securities	$61,573
Tax cost	$188,729,050

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,133,740)
Long-term	(2,085,328)
Total capital loss carryforward	$(3,219,068)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $88,531,842 and $59,207,890, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$2,367
Investor Class	82,353
$84,720

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,721.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $192 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,858.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $445.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$–	$220,093
Investor Class	–	4,726,814
Total	$–	$4,946,907

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	150,276	324,750	$1,493,917	$3,212,916
Reinvestment of distributions	–	22,345	–	220,093
Shares redeemed	(158,389)	(441,211)	(1,577,129)	(4,290,575)
Net increase (decrease)	(8,113)	(94,116)	$(83,212)	$(857,566)
Investor Class
Shares sold	3,618,373	4,987,302	$35,986,355	$49,356,856
Reinvestment of distributions	–	480,367	–	4,726,814
Shares redeemed	(1,125,138)	(2,103,023)	(11,181,962)	(20,176,800)
Net increase (decrease)	2,493,235	3,364,646	$24,804,393	$33,906,870

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.73%
Actual		$1,000.00	$1,018.30	$3.65
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Investor Class	.77%
Actual		$1,000.00	$1,018.30	$3.85
Hypothetical-C		$1,000.00	$1,020.98	$3.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPFHI-SANN-0817
1.9859332.103

Fidelity® Variable Insurance Products: Growth Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	7.0	8.7
Alphabet, Inc. Class A	5.9	6.3
Amazon.com, Inc.	4.3	3.9
Charter Communications, Inc. Class A	3.0	3.0
Apple, Inc.	2.9	0.5
Home Depot, Inc.	2.8	2.8
Electronic Arts, Inc.	2.2	3.1
Adobe Systems, Inc.	1.9	1.6
Global Payments, Inc.	1.9	1.7
Realogy Holdings Corp.	1.7	1.5
	33.6

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.0	36.1
Consumer Discretionary	15.4	19.0
Health Care	11.0	14.0
Financials	8.1	7.6
Consumer Staples	7.8	8.7

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 11.7%

As of December 31, 2016*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 7.8%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Automobiles - 0.9%
Tesla, Inc. (a)	121,200	$43,827,132
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	326,500	25,600,865
Hotels, Restaurants & Leisure - 1.0%
Dave & Buster's Entertainment, Inc. (a)	648,300	43,118,433
Wingstop, Inc.	252,200	7,792,980
		50,911,413
Household Durables - 0.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	530,800	3,222,734
SodaStream International Ltd. (a)	8,020	429,230
		3,651,964
Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc. (a)	217,300	210,346,400
Ctrip.com International Ltd. ADR (a)	694,400	37,400,384
JD.com, Inc. sponsored ADR (a)	299,700	11,754,234
Netflix, Inc. (a)	141,000	21,066,810
NutriSystem, Inc.	209,300	10,894,065
		291,461,893
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	243,618	2
Media - 3.6%
Charter Communications, Inc. Class A (a)	450,200	151,649,870
Cinemark Holdings, Inc.	224,700	8,729,595
Sirius XM Holdings, Inc. (c)	3,809,400	20,837,418
		181,216,883
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	168,100	11,753,552
Specialty Retail - 2.8%
Five Below, Inc. (a)	9,700	478,889
Home Depot, Inc.	888,132	136,239,449
		136,718,338
Textiles, Apparel & Luxury Goods - 0.4%
Canada Goose Holdings, Inc. (c)	10,000	197,563
Kering SA	7,700	2,622,536
LVMH Moet Hennessy - Louis Vuitton SA	67,572	16,896,745
		19,716,844

TOTAL CONSUMER DISCRETIONARY		764,858,886

CONSUMER STAPLES - 7.8%
Beverages - 2.9%
Anheuser-Busch InBev SA NV ADR (c)	187,700	20,714,572
Constellation Brands, Inc. Class A (sub. vtg.)	116,300	22,530,799
Kweichow Moutai Co. Ltd. (A Shares)	151,370	10,533,105
PepsiCo, Inc.	209,200	24,160,508
Pernod Ricard SA ADR	408,400	10,863,440
The Coca-Cola Co.	1,229,838	55,158,234
		143,960,658
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	178,400	28,531,512
Food Products - 0.5%
Danone SA	328,128	24,628,503
Hostess Brands, Inc. Class A (a)	94,600	1,523,060
		26,151,563
Personal Products - 2.8%
Coty, Inc. Class A	534,400	10,025,344
Estee Lauder Companies, Inc. Class A	300,300	28,822,794
Herbalife Ltd. (a)(c)	863,400	61,586,322
Unilever NV (NY Reg.)	698,300	38,595,041
		139,029,501
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR (c)	702,300	48,135,642

TOTAL CONSUMER STAPLES		385,808,876

ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	138,086	7,527,068
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy, Inc. (a)	983,900	47,925,769
Golar LNG Ltd. (c)	320,717	7,135,953
Reliance Industries Ltd.	924,294	19,738,869
		74,800,591

TOTAL ENERGY		82,327,659

FINANCIALS - 8.1%
Banks - 2.9%
Citigroup, Inc.	193,500	12,941,280
First Republic Bank	517,700	51,821,770
HDFC Bank Ltd.	117,289	3,021,482
JPMorgan Chase & Co.	789,300	72,142,020
Metro Bank PLC (a)	85,000	3,972,212
		143,898,764
Capital Markets - 4.4%
BlackRock, Inc. Class A	35,306	14,913,607
CBOE Holdings, Inc.	37,183	3,398,526
Charles Schwab Corp.	428,800	18,421,248
CME Group, Inc.	556,697	69,720,732
Goldman Sachs Group, Inc.	56,900	12,626,110
JMP Group, Inc.	240,100	1,310,946
MSCI, Inc.	242,200	24,944,178
S&P Global, Inc.	228,613	33,375,212
The Blackstone Group LP	1,194,500	39,836,575
		218,547,134
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	95,400	16,157,898
Bioverativ, Inc.	17,400	1,046,958
Quantenna Communications, Inc.	252,300	4,793,700
		21,998,556
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	392,000	14,558,880

TOTAL FINANCIALS		399,003,334

HEALTH CARE - 11.0%
Biotechnology - 5.5%
Advanced Accelerator Applications SA sponsored ADR (a)	170,100	6,640,704
Alexion Pharmaceuticals, Inc. (a)	182,300	22,180,441
Amgen, Inc.	469,800	80,913,654
BioMarin Pharmaceutical, Inc. (a)	277,025	25,159,411
Cytokinetics, Inc. (a)	325,120	3,933,952
Insmed, Inc. (a)	1,264,102	21,691,990
Regeneron Pharmaceuticals, Inc. (a)	55,300	27,160,042
Samsung Biologics Co. Ltd.	3,460	882,245
TESARO, Inc. (a)	184,400	25,790,184
Vertex Pharmaceuticals, Inc. (a)	465,598	60,001,614
		274,354,237
Health Care Equipment & Supplies - 4.3%
Boston Scientific Corp. (a)	2,323,900	64,418,508
Danaher Corp.	519,226	43,817,482
DexCom, Inc. (a)	50,700	3,708,705
Intuitive Surgical, Inc. (a)	63,900	59,770,143
Medtronic PLC	303,500	26,935,625
ResMed, Inc.	163,100	12,700,597
		211,351,060
Health Care Providers & Services - 0.8%
HealthSouth Corp.	8	387
Henry Schein, Inc. (a)	43,500	7,961,370
UnitedHealth Group, Inc.	159,000	29,481,780
		37,443,537
Pharmaceuticals - 0.4%
Allergan PLC	90,900	22,096,881

TOTAL HEALTH CARE		545,245,715

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	1,402,021	35,246,808
TransDigm Group, Inc.	56,096	15,082,532
		50,329,340
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	132,967	14,308,579
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	606,000	25,433,820
Electrical Equipment - 1.9%
AMETEK, Inc.	746,900	45,239,733
Fortive Corp.	794,213	50,313,394
		95,553,127
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	83,417	19,313,538
Machinery - 1.0%
Allison Transmission Holdings, Inc.	1,285,400	48,215,354
Rational AG	5,900	3,140,227
		51,355,581
Professional Services - 2.2%
Equifax, Inc.	216,900	29,806,398
IHS Markit Ltd. (a)	884,800	38,966,592
Robert Half International, Inc.	301,000	14,426,930
TransUnion Holding Co., Inc. (a)	535,561	23,195,147
		106,395,067
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	66,800	5,742,128

TOTAL INDUSTRIALS		368,431,180

INFORMATION TECHNOLOGY - 40.3%
Electronic Equipment & Components - 0.2%
CDW Corp.	168,300	10,523,799
Internet Software & Services - 17.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	177,100	24,953,390
Alphabet, Inc. Class A (a)	312,098	290,151,269
CommerceHub, Inc.:
Series A (a)	631,875	11,007,263
Series C (a)	548,220	9,560,957
Facebook, Inc. Class A (a)	2,275,909	343,616,745
GoDaddy, Inc. (a)	558,959	23,711,041
Just Dial Ltd. (a)	237,392	1,365,500
NetEase, Inc. ADR	46,600	14,009,358
Shopify, Inc. Class A (a)	68,700	5,965,160
Stamps.com, Inc. (a)	283,859	43,962,663
Tencent Holdings Ltd.	1,231,000	44,162,076
VeriSign, Inc. (a)(c)	284,300	26,428,528
		838,893,950
IT Services - 8.1%
Cognizant Technology Solutions Corp. Class A	762,405	50,623,692
Fidelity National Information Services, Inc.	173,300	14,799,820
Global Payments, Inc.	1,038,400	93,788,288
MasterCard, Inc. Class A	208,800	25,358,760
PayPal Holdings, Inc. (a)	1,328,700	71,311,329
Square, Inc. (a)	1,965,900	46,120,014
Vantiv, Inc. (a)	260,400	16,493,736
Visa, Inc. Class A	867,872	81,389,036
		399,884,675
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	127,500	16,614,525
Broadcom Ltd.	99,400	23,165,170
Maxim Integrated Products, Inc.	470,387	21,120,376
Monolithic Power Systems, Inc.	167,888	16,184,403
Qualcomm, Inc.	690,900	38,151,498
		115,235,972
Software - 9.8%
Activision Blizzard, Inc.	485,832	27,969,348
Adobe Systems, Inc. (a)	675,600	95,556,864
Autodesk, Inc. (a)	668,700	67,418,334
Blackbaud, Inc.	69,300	5,942,475
Computer Modelling Group Ltd.	926,000	7,269,186
CyberArk Software Ltd. (a)	90,100	4,500,495
Electronic Arts, Inc. (a)	1,040,621	110,014,452
Intuit, Inc.	19,300	2,563,233
Microsoft Corp.	721,300	49,719,209
Parametric Technology Corp. (a)	176,600	9,734,192
Red Hat, Inc. (a)	204,800	19,609,600
Salesforce.com, Inc. (a)	750,262	64,972,689
Snap, Inc. Class A (a)	1,202,500	21,368,425
		486,638,502
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	995,200	143,328,704

TOTAL INFORMATION TECHNOLOGY		1,994,505,602

MATERIALS - 1.7%
Chemicals - 1.0%
Sherwin-Williams Co.	74,100	26,006,136
The Chemours Co. LLC	570,100	21,618,192
		47,624,328
Construction Materials - 0.7%
Eagle Materials, Inc.	297,100	27,457,982
Summit Materials, Inc.	279,600	8,072,052
		35,530,034

TOTAL MATERIALS		83,154,362

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	616,300	81,548,816
Equinix, Inc.	31,900	13,690,204
SBA Communications Corp. Class A (a)	91,500	12,343,350
		107,582,370
Real Estate Management & Development - 1.7%
Realogy Holdings Corp.	2,640,401	85,681,012

TOTAL REAL ESTATE		193,263,382

TOTAL COMMON STOCKS
(Cost $3,361,572,894)		4,816,598,996

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(b)	1,049,416	10,494
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(b)	636,240	31,030,842
IT Services - 0.1%
AppNexus, Inc. Series E (a)(b)	181,657	5,731,278

TOTAL INFORMATION TECHNOLOGY		36,762,120

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $18,357,314)		36,772,614

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 1.10% (d)	100,829,873	100,850,039
Fidelity Securities Lending Cash Central Fund 1.09% (d)(e)	133,065,795	133,079,101
TOTAL MONEY MARKET FUNDS
(Cost $233,926,849)		233,929,140
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $3,613,857,057)		5,087,300,750
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(134,712,987)
NET ASSETS - 100%		$4,952,587,763

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,772,617 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$3,638,989
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,848,302
NJOY, Inc.	9/11/13	$1,968,433
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$9,870,023

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$516,928
Fidelity Securities Lending Cash Central Fund	1,052,327
Total	$1,569,255

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CommerceHub, Inc. Series A	$9,484,444	$--	$--	$--	$--
CommerceHub, Inc. Series C	7,361,995	896,002	--	--	--
Total	$16,846,439	$896,002	$--	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$764,869,380	$747,962,139	$16,896,745	$10,496
Consumer Staples	385,808,876	361,180,373	24,628,503	--
Energy	82,327,659	82,327,659	--	--
Financials	399,003,334	395,981,852	3,021,482	--
Health Care	545,245,715	545,245,715	--	--
Industrials	368,431,180	368,431,180	--	--
Information Technology	2,031,267,722	1,950,343,526	44,162,076	36,762,120
Materials	83,154,362	83,154,362	--	--
Real Estate	193,263,382	193,263,382	--	--
Money Market Funds	233,929,140	233,929,140	--	--
Total Investments in Securities:	$5,087,300,750	$4,961,819,328	$88,708,806	$36,772,616

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
Cayman Islands	3.9%
Ireland	1.2%
France	1.2%
Bermuda	1.2%
Netherlands	1.1%
United Kingdom	1.1%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $130,383,675) — See accompanying schedule: Unaffiliated issuers (cost $3,379,930,208)	$4,853,371,610
Fidelity Central Funds (cost $233,926,849)	233,929,140
Total Investments (cost $3,613,857,057)		$5,087,300,750
Foreign currency held at value (cost $3)		3
Receivable for investments sold		7,646,337
Receivable for fund shares sold		935,817
Dividends receivable		1,365,198
Distributions receivable from Fidelity Central Funds		759,952
Other receivables		270,035
Total assets		5,098,278,092
Liabilities
Payable for fund shares redeemed	$9,479,876
Accrued management fee	2,275,590
Distribution and service plan fees payable	241,646
Other affiliated payables	394,210
Other payables and accrued expenses	229,406
Collateral on securities loaned	133,069,601
Total liabilities		145,690,329
Net Assets		$4,952,587,763
Net Assets consist of:
Paid in capital		$3,108,985,791
Undistributed net investment income		3,419,831
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		366,738,180
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,473,443,961
Net Assets		$4,952,587,763
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,095,413,671 ÷ 46,267,046 shares)		$66.90
Service Class:
Net Asset Value, offering price and redemption price per share ($567,720,301 ÷ 8,520,881 shares)		$66.63
Service Class 2:
Net Asset Value, offering price and redemption price per share ($923,706,397 ÷ 14,037,611 shares)		$65.80
Investor Class:
Net Asset Value, offering price and redemption price per share ($365,747,394 ÷ 5,490,811 shares)		$66.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$18,594,419
Interest		4,828
Income from Fidelity Central Funds (including $1,052,327 from security lending)		1,569,255
Total income		20,168,502
Expenses
Management fee	$12,860,283
Transfer agent fees	1,691,470
Distribution and service plan fees	1,356,078
Accounting and security lending fees	542,260
Custodian fees and expenses	49,789
Independent trustees' fees and expenses	9,120
Appreciation in deferred trustee compensation account	548
Audit	36,534
Legal	6,656
Miscellaneous	22,005
Total expenses before reductions	16,574,743
Expense reductions	(100,041)	16,474,702
Net investment income (loss)		3,693,800
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	368,800,425
Fidelity Central Funds	(2,025)
Foreign currency transactions	(37,083)
Futures contracts	1,955,902
Total net realized gain (loss)		370,717,219
Change in net unrealized appreciation (depreciation) on: Investment securities	482,470,489
Assets and liabilities in foreign currencies	(647)
Total change in net unrealized appreciation (depreciation)		482,469,842
Net gain (loss)		853,187,061
Net increase (decrease) in net assets resulting from operations		$856,880,861

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,693,800	$6,305,180
Net realized gain (loss)	370,717,219	290,346,428
Change in net unrealized appreciation (depreciation)	482,469,842	(276,240,900)
Net increase (decrease) in net assets resulting from operations	856,880,861	20,410,708
Distributions to shareholders from net investment income	(5,279,076)	(1,063,792)
Distributions to shareholders from net realized gain	(281,855,920)	(440,759,902)
Total distributions	(287,134,996)	(441,823,694)
Share transactions - net increase (decrease)	89,149,721	(124,731,037)
Total increase (decrease) in net assets	658,895,586	(546,144,023)
Net Assets
Beginning of period	4,293,692,177	4,839,836,200
End of period	$4,952,587,763	$4,293,692,177
Other Information
Undistributed net investment income end of period	$3,419,831	$5,005,107

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.31	$65.75	$63.48	$57.14	$42.05	$36.89
Income from Investment Operations
Net investment income (loss)A	.07	.12	.19	.20	.14	.26
Net realized and unrealized gain (loss)	11.54	(.48)B	4.24	6.26	15.13	5.16
Total from investment operations	11.61	(.36)	4.43	6.46	15.27	5.42
Distributions from net investment income	(.08)	(.02)	(.17)	(.12)	(.15)	(.26)
Distributions from net realized gain	(3.94)	(6.06)	(1.98)	–	(.04)	–
Total distributions	(4.02)	(6.08)	(2.16)C	(.12)	(.18)D	(.26)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$66.90	$59.31	$65.75	$63.48	$57.14	$42.05
Total ReturnF,G,H	20.37%	.80%	7.17%	11.30%	36.34%	14.69%
Ratios to Average Net AssetsI,J
Expenses before reductions	.64%K	.64%	.64%	.65%	.66%	.66%
Expenses net of fee waivers, if any	.64%K	.64%	.64%	.65%	.65%	.66%
Expenses net of all reductions	.63%K	.64%	.64%	.64%	.65%	.65%
Net investment income (loss)	.22%K	.21%	.29%	.34%	.28%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$3,095,414	$2,736,295	$3,045,732	$3,143,666	$3,179,928	$2,613,977
Portfolio turnover rateL	51%K	61%	63%	46%	74%	68%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $2.16 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $1.984 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.035 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.10	$65.57	$63.32	$57.00	$41.95	$36.81
Income from Investment Operations
Net investment income (loss)A	.04	.06	.12	.14	.09	.22
Net realized and unrealized gain (loss)	11.50	(.47)B	4.22	6.24	15.09	5.13
Total from investment operations	11.54	(.41)	4.34	6.38	15.18	5.35
Distributions from net investment income	(.07)	–	(.11)	(.06)	(.10)	(.21)
Distributions from net realized gain	(3.94)	(6.06)	(1.98)	–	(.04)	–
Total distributions	(4.01)	(6.06)	(2.09)	(.06)	(.13)C	(.21)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$66.63	$59.10	$65.57	$63.32	$57.00	$41.95
Total ReturnE,F,G	20.32%	.71%	7.05%	11.19%	36.20%	14.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	.74%J	.74%	.74%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.74%J	.74%	.74%	.75%	.75%	.76%
Expenses net of all reductions	.73%J	.74%	.74%	.74%	.75%	.75%
Net investment income (loss)	.12%J	.11%	.19%	.24%	.18%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$567,720	$482,603	$527,178	$521,455	$491,959	$395,589
Portfolio turnover rateK	51%J	61%	63%	46%	74%	68%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.035 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$58.44	$65.01	$62.80	$56.57	$41.64	$36.53
Income from Investment Operations
Net investment income (loss)A	(.01)	(.03)	.02	.05	.01	.16
Net realized and unrealized gain (loss)	11.37	(.48)B	4.20	6.18	14.98	5.10
Total from investment operations	11.36	(.51)	4.22	6.23	14.99	5.26
Distributions from net investment income	(.06)	–	(.02)	–	(.02)	(.15)
Distributions from net realized gain	(3.94)	(6.06)	(1.98)	–	(.04)	–
Total distributions	(4.00)	(6.06)	(2.01)C	–	(.06)	(.15)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$65.80	$58.44	$65.01	$62.80	$56.57	$41.64
Total ReturnE,F,G	20.23%	.55%	6.90%	11.01%	36.00%	14.40%
Ratios to Average Net AssetsH,I
Expenses before reductions	.89%J	.89%	.89%	.90%	.91%	.91%
Expenses net of fee waivers, if any	.89%J	.89%	.89%	.90%	.90%	.91%
Expenses net of all reductions	.88%J	.89%	.89%	.89%	.90%	.90%
Net investment income (loss)	(.03)%J	(.04)%	.04%	.09%	.03%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$923,706	$783,297	$958,371	$845,165	$739,551	$592,407
Portfolio turnover rateK	51%J	61%	63%	46%	74%	68%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $2.01 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $1.984 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$59.08	$65.55	$63.30	$56.99	$41.95	$36.81
Income from Investment Operations
Net investment income (loss)A	.04	.07	.13	.15	.10	.23
Net realized and unrealized gain (loss)	11.51	(.48)B	4.23	6.24	15.09	5.13
Total from investment operations	11.55	(.41)	4.36	6.39	15.19	5.36
Distributions from net investment income	(.07)	–	(.13)	(.08)	(.11)	(.22)
Distributions from net realized gain	(3.94)	(6.06)	(1.98)	–	(.04)	–
Total distributions	(4.02)C	(6.06)	(2.11)	(.08)	(.15)	(.22)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$66.61	$59.08	$65.55	$63.30	$56.99	$41.95
Total ReturnE,F,G	20.33%	.71%	7.09%	11.20%	36.22%	14.58%
Ratios to Average Net AssetsH,I
Expenses before reductions	.72%J	.73%	.72%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.72%J	.72%	.72%	.73%	.73%	.75%
Expenses net of all reductions	.72%J	.72%	.72%	.73%	.73%	.74%
Net investment income (loss)	.14%J	.12%	.21%	.25%	.20%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$365,747	$291,497	$308,555	$269,599	$214,067	$143,005
Portfolio turnover rateK	51%J	61%	63%	46%	74%	68%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $4.02 per share is comprised of distributions from net investment income of $.072 and distributions from net realized gain of $3.943 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,528,946,804
Gross unrealized depreciation	(59,863,737)
Net unrealized appreciation (depreciation) on securities	$1,469,083,067
Tax cost	$3,618,217,683

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $1,955,902 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,167,356,397 and $1,395,088,572, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$268,130
Service Class 2	1,087,948
$1,356,078

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$980,962
Service Class	176,966
Service Class 2	287,218
Investor Class	246,324
$1,691,470

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $35,076 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,552 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $80,182 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $352.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,507.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$3,610,997	$1,063,792
Service Class	565,885	–
Service Class 2	744,111	–
Investor Class	358,083	–
Total	$5,279,076	$1,063,792
From net realized gain
Initial Class	$177,977,000	$278,171,056
Service Class	31,875,476	48,192,555
Service Class 2	52,393,422	85,729,729
Investor Class	19,610,022	28,666,562
Total	$281,855,920	$440,759,902

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	738,001	1,165,209	$46,825,012	$67,357,709
Reinvestment of distributions	3,031,013	5,388,844	181,587,997	279,234,848
Shares redeemed	(3,640,615)	(6,741,730)	(230,449,551)	(392,172,286)
Net increase (decrease)	128,399	(187,677)	$(2,036,542)	$(45,579,729)
Service Class
Shares sold	331,523	477,397	$20,928,011	$27,622,874
Reinvestment of distributions	543,497	933,422	32,441,361	48,192,555
Shares redeemed	(520,656)	(1,283,877)	(32,951,199)	(74,490,952)
Net increase (decrease)	354,364	126,942	$20,418,173	$1,324,477
Service Class 2
Shares sold	1,396,041	2,005,328	$86,832,920	$114,931,466
Reinvestment of distributions	900,942	1,676,701	53,137,533	85,729,722
Shares redeemed	(1,663,144)	(5,020,399)	(103,257,576)	(290,421,071)
Net increase (decrease)	633,839	(1,338,370)	$36,712,877	$(89,759,883)
Investor Class
Shares sold	521,605	516,557	$33,120,669	$29,744,569
Reinvestment of distributions	334,642	555,446	19,968,105	28,666,562
Shares redeemed	(299,511)	(845,451)	(19,033,561)	(49,127,033)
Net increase (decrease)	556,736	226,552	$34,055,213	$9,284,098

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owner of record of 36% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.64%
Actual		$1,000.00	$1,203.70	$3.50
Hypothetical-C		$1,000.00	$1,021.62	$3.21
Service Class	.74%
Actual		$1,000.00	$1,203.20	$4.04
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Service Class 2.89%
Actual		$1,000.00	$1,202.30	$4.86
Hypothetical-C		$1,000.00	$1,020.38	$4.46
Investor Class	.72%
Actual		$1,000.00	$1,203.30	$3.93
Hypothetical-C		$1,000.00	$1,021.22	$3.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPGRWT-SANN-0817
1.705692.119

Fidelity® Variable Insurance Products: High Income Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.9	1.0
APX Group, Inc.	1.7	2.6
Altice SA	1.6	1.6
Barclays Bank PLC	1.5	1.4
CCO Holdings LLC/CCO Holdings Capital Corp.	1.3	0.7
	8.0

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	14.9	14.8
Telecommunications	11.9	9.9
Technology	7.8	8.7
Healthcare	7.0	7.3
Cable/Satellite TV	6.0	4.5

Quality Diversification (% of fund's net assets)

As of June 30, 2017
BBB	1.3%
BB	41.5%
B	41.5%
CCC,CC,C	10.4%
Not Rated	1.7%
Equities	0.4%
Short-Term Investments and Net Other Assets	3.2%

As of December 31, 2016
BBB	1.0%
BB	41.7%
B	36.5%
CCC,CC,C	13.3%
Not Rated	1.1%
Equities	0.3%
Short-Term Investments and Net Other Assets	6.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2017 *
Nonconvertible Bonds	81.6%
Convertible Bonds, Preferred Stocks	0.2%
Common Stocks	0.2%
Bank Loan Obligations	10.5%
Other Investments	4.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 27.5%

As of December 31, 2016 *
Nonconvertible Bonds	78.2%
Convertible Bonds, Preferred Stocks	0.3%
Bank Loan Obligations	10.1%
Other Investments	5.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

 * Foreign investments - 27.6%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.6%
	Principal Amount	Value
Aerospace - 0.5%
TransDigm, Inc.:
6% 7/15/22	$1,725,000	$1,776,750
6.375% 6/15/26	4,340,000	4,405,100

TOTAL AEROSPACE		6,181,850

Air Transportation - 2.1%
Air Canada 7.75% 4/15/21 (a)	895,000	1,024,775
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	3,065,000	3,103,313
Allegiant Travel Co. 5.5% 7/15/19	3,335,000	3,460,063
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	1,570,000	1,623,804
5.5% 10/1/19 (a)	2,740,000	2,885,494
American Airlines, Inc. pass-thru trust certificates 5.625% 7/15/22 (a)	399,450	417,425
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,562,360	1,714,690
5.5% 10/29/20	2,051,536	2,143,855
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	1,015,484	1,152,575
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,636,300
Series 2013-1 Class B, 5.375% 11/15/21	596,106	627,402
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,795,271	1,902,987

TOTAL AIR TRANSPORTATION		23,692,683

Automotive & Auto Parts - 0.6%
Tenneco, Inc. 5% 7/15/26	1,530,000	1,547,213
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	4,665,000	4,921,575

TOTAL AUTOMOTIVE & AUTO PARTS		6,468,788

Broadcasting - 0.7%
AMC Networks, Inc.:
4.75% 12/15/22	925,000	954,415
5% 4/1/24	1,680,000	1,719,900
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	3,270,000	3,295,571
5% 8/1/27 (a)	1,995,000	2,009,963

TOTAL BROADCASTING		7,979,849

Building Materials - 1.9%
Building Materials Corp. of America:
5% 2/15/27 (a)	2,450,000	2,499,000
5.125% 2/15/21 (a)	2,735,000	2,840,981
5.375% 11/15/24 (a)	3,265,000	3,440,494
6% 10/15/25 (a)	2,605,000	2,787,350
CEMEX Finance LLC 6% 4/1/24 (a)	2,715,000	2,884,959
CEMEX S.A.B. de CV:
5.7% 1/11/25 (a)	1,100,000	1,167,375
7.75% 4/16/26 (a)	2,030,000	2,321,813
Eagle Materials, Inc. 4.5% 8/1/26	2,965,000	3,031,713
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	525,000	538,125

TOTAL BUILDING MATERIALS		21,511,810

Cable/Satellite TV - 4.8%
Altice SA 7.75% 5/15/22 (a)	17,675,000	18,757,560
Altice U.S. Finance SA 5.5% 5/15/26 (a)	2,945,000	3,092,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (a)	1,590,000	1,669,500
5.125% 5/1/27 (a)	5,530,000	5,654,425
5.5% 5/1/26 (a)	8,285,000	8,792,456
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,960,000	3,130,200
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,685,000	1,765,038
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	5,340,000	5,593,650
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,810,000	1,859,775
6% 1/15/27 (a)	3,095,000	3,129,819
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,505,000	2,558,231

TOTAL CABLE/SATELLITE TV		56,002,904

Capital Goods - 0.4%
Belden, Inc. 5.25% 7/15/24 (a)	490,000	507,150
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,830,000	4,016,713

TOTAL CAPITAL GOODS		4,523,863

Chemicals - 1.6%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	1,070,000	1,081,700
3.45% 6/1/23	1,110,000	1,048,950
4.5% 12/1/26 (a)	770,000	791,760
5.15% 3/15/34	170,000	157,250
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	1,875,000	1,931,250
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	3,080,000	3,234,000
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,535,000	1,529,244
5.25% 6/1/27 (a)	1,340,000	1,333,300
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,395,000	3,467,144
Olin Corp. 5.125% 9/15/27	2,270,000	2,338,100
The Chemours Co. LLC 5.375% 5/15/27	515,000	531,681
Versum Materials, Inc. 5.5% 9/30/24 (a)	1,385,000	1,455,981

TOTAL CHEMICALS		18,900,360

Consumer Products - 0.5%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	5,000,000	5,231,250
Containers - 2.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	5,155,000	5,281,761
6% 2/15/25 (a)	2,230,000	2,341,500
7.25% 5/15/24 (a)	1,275,000	1,394,531
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	4,390,000	4,379,025
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	4,115,000	4,387,619
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.6584% 7/15/21 (a)(b)	1,470,000	1,493,888
5.75% 10/15/20	2,990,000	3,059,787
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	1,680,000	1,722,000

TOTAL CONTAINERS		24,060,111

Diversified Financial Services - 4.4%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,155,000	1,219,969
FLY Leasing Ltd. 6.375% 10/15/21	2,890,000	3,030,888
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,675,000	2,701,750
5.875% 2/1/22	6,495,000	6,649,256
6% 8/1/20	2,390,000	2,460,206
6.25% 2/1/22	5,245,000	5,467,913
6.75% 2/1/24	4,500,000	4,691,700
ILFC E-Capital Trust I 4.66% 12/21/65 (a)(b)	4,595,000	4,376,738
ILFC E-Capital Trust II 4.95% 12/21/65 (a)(b)	7,445,000	7,109,975
MSCI, Inc. 4.75% 8/1/26 (a)	6,120,000	6,290,136
Navient Corp. 5.875% 10/25/24	1,480,000	1,506,344
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	1,190,000	1,190,000
SLM Corp. 5.5% 1/25/23	2,490,000	2,530,463
Springleaf Financial Corp. 7.75% 10/1/21	1,415,000	1,583,031

TOTAL DIVERSIFIED FINANCIAL SERVICES		50,808,369

Diversified Media - 0.5%
Block Communications, Inc. 6.875% 2/15/25 (a)	1,020,000	1,093,950
E.W. Scripps Co. 5.125% 5/15/25 (a)	320,000	329,600
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,485,000	3,476,288
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	770,000	798,875

TOTAL DIVERSIFIED MEDIA		5,698,713

Energy - 14.4%
Antero Resources Corp.:
5% 3/1/25 (a)	2,500,000	2,425,000
5.125% 12/1/22	5,515,000	5,527,023
5.625% 6/1/23 (Reg. S)	2,500,000	2,531,250
Calfrac Holdings LP 7.5% 12/1/20 (a)	2,040,000	1,754,400
California Resources Corp. 8% 12/15/22 (a)	3,055,000	1,932,288
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	1,290,000	1,322,250
5.875% 3/31/25	3,210,000	3,422,663
7% 6/30/24	1,555,000	1,729,938
Chesapeake Energy Corp.:
4.875% 4/15/22	4,435,000	4,124,550
5.75% 3/15/23	1,965,000	1,768,500
8% 12/15/22 (a)	2,538,000	2,683,935
8% 1/15/25 (a)	2,675,000	2,648,250
8% 6/15/27 (a)	2,245,000	2,205,713
Concho Resources, Inc. 4.375% 1/15/25	5,295,000	5,400,900
Consolidated Energy Finance SA:
4.9817% 6/15/22 (a)(b)	7,095,000	7,094,965
6.875% 6/15/25 (a)	1,295,000	1,333,850
Continental Resources, Inc.:
3.8% 6/1/24	780,000	714,184
4.5% 4/15/23	4,965,000	4,741,575
4.9% 6/1/44	775,000	647,125
Covey Park Energy LLC 7.5% 5/15/25 (a)	955,000	955,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25 (a)	2,080,000	2,074,800
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	6,180,000	6,226,350
Denbury Resources, Inc. 9% 5/15/21 (a)	2,415,000	2,300,288
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	5,890,000	6,096,150
Ensco PLC:
4.5% 10/1/24	1,660,000	1,278,200
5.2% 3/15/25	5,825,000	4,732,813
8% 1/31/24	2,205,000	2,072,700
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	1,800,000	1,795,500
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	1,175,000	1,198,500
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	6,300,000	6,142,500
Forum Energy Technologies, Inc. 6.25% 10/1/21	2,845,000	2,773,875
FTS International, Inc.:
6.25% 5/1/22	1,015,000	822,150
8.7456% 6/15/20 (a)(b)	920,000	922,300
Gibson Energy, Inc. 6.75% 7/15/21 (a)	922,000	951,965
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,140,000	2,888,800
5.75% 10/1/25 (a)	1,995,000	1,880,288
Nabors Industries, Inc. 5.5% 1/15/23 (a)	1,332,000	1,262,070
Newfield Exploration Co. 5.375% 1/1/26	765,000	791,775
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (a)	1,565,000	1,431,975
Noble Holding International Ltd.:
4.625% 3/1/21	3,196,000	2,612,730
5.25% 3/15/42	1,160,000	638,000
7.7% 4/1/25 (b)	1,695,000	1,300,913
7.75% 1/15/24	2,345,000	1,855,481
NRG Yield Operating LLC 5% 9/15/26	3,665,000	3,729,138
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	810,000	807,975
5.375% 1/15/25 (a)	1,845,000	1,858,838
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	1,100,000	1,083,500
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,495,000	3,547,425
Range Resources Corp.:
4.875% 5/15/25	1,010,000	959,500
5% 8/15/22 (a)	3,400,000	3,340,500
5% 3/15/23 (a)	3,200,000	3,128,000
Southwestern Energy Co.:
5.8% 1/23/20 (b)	1,715,000	1,751,444
6.7% 1/23/25 (b)	950,000	928,625
Summit Midstream Holdings LLC 5.75% 4/15/25	940,000	944,700
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	4,145,000	4,248,625
6.375% 4/1/23	2,050,000	2,154,140
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,650,000	1,668,563
5.125% 2/1/25 (a)	665,000	684,950
5.25% 5/1/23	400,000	410,000
5.375% 2/1/27 (a)	665,000	688,275
6.75% 3/15/24	3,065,000	3,294,875
Teine Energy Ltd. 6.875% 9/30/22 (a)	2,925,000	2,965,219
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	2,820,000	2,932,800
The Williams Companies, Inc.:
3.7% 1/15/23	2,185,000	2,152,225
4.55% 6/24/24	2,915,000	2,995,163
Weatherford International Ltd. 4.5% 4/15/22	1,475,000	1,301,688
Whiting Petroleum Corp.:
5% 3/15/19	1,440,000	1,431,000
5.75% 3/15/21	820,000	770,800
WPX Energy, Inc.:
5.25% 9/15/24	1,890,000	1,795,500
6% 1/15/22	4,045,000	4,004,550
7.5% 8/1/20	1,545,000	1,622,250

TOTAL ENERGY		166,213,750

Entertainment/Film - 0.2%
Cinemark U.S.A., Inc. 4.875% 6/1/23	305,000	311,576
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,538,847	2,234,185

TOTAL ENTERTAINMENT/FILM		2,545,761

Environmental - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	1,185,000	1,220,550
Covanta Holding Corp.:
5.875% 3/1/24	995,000	975,100
5.875% 7/1/25	350,000	339,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,630,000	3,766,125

TOTAL ENVIRONMENTAL		6,301,275

Food & Drug Retail - 1.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (a)	2,510,000	2,334,300
6.625% 6/15/24 (a)	1,300,000	1,290,250
Albertsons, Inc.:
6.625% 6/1/28	400,000	364,000
7.45% 8/1/29	365,000	354,050
7.75% 6/15/26	430,000	431,075
8% 5/1/31	3,242,000	3,209,580
8.7% 5/1/30	315,000	321,300
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	545,000	561,241
Tesco PLC 6.15% 11/15/37 (a)	5,395,000	5,650,944
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	2,005,000	1,646,606

TOTAL FOOD & DRUG RETAIL		16,163,346

Food/Beverage/Tobacco - 2.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	4,360,000	4,294,600
Cott Holdings, Inc. 5.5% 4/1/25 (a)	2,750,000	2,805,000
ESAL GmbH 6.25% 2/5/23 (a)	6,075,000	5,300,438
JBS Investments GmbH:
7.25% 4/3/24 (a)	285,000	254,363
7.75% 10/28/20 (a)	1,010,000	956,773
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	280,000	262,500
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	4,465,000	4,598,950
4.875% 11/1/26 (a)	905,000	937,806
Minerva Luxembourg SA 6.5% 9/20/26 (a)	2,430,000	2,366,213
Post Holdings, Inc.:
5% 8/15/26 (a)	1,015,000	1,012,463
5.75% 3/1/27 (a)	555,000	570,263
Vector Group Ltd. 6.125% 2/1/25 (a)	3,155,000	3,277,256

TOTAL FOOD/BEVERAGE/TOBACCO		26,636,625

Gaming - 2.8%
GLP Capital LP/GLP Financing II, Inc. 4.375% 4/15/21	1,645,000	1,727,250
MCE Finance Ltd. 4.875% 6/6/25 (a)	480,000	480,342
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	4,110,000	4,135,688
Scientific Games Corp.:
6.625% 5/15/21	7,710,000	7,671,450
7% 1/1/22 (a)	565,000	601,725
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,875,000	2,945,078
Wynn Macau Ltd. 5.25% 10/15/21 (a)	14,880,000	15,252,000

TOTAL GAMING		32,813,533

Healthcare - 6.6%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	2,170,000	2,085,913
Community Health Systems, Inc.:
6.25% 3/31/23	2,800,000	2,890,580
6.875% 2/1/22	8,070,000	7,051,163
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,865,000	1,920,950
HCA Holdings, Inc.:
4.5% 2/15/27	4,640,000	4,773,400
5% 3/15/24	1,655,000	1,752,231
5.25% 6/15/26	4,000,000	4,314,000
5.875% 2/15/26	1,670,000	1,803,600
HealthSouth Corp.:
5.125% 3/15/23	815,000	839,450
5.75% 9/15/25	4,655,000	4,899,388
IMS Health, Inc. 5% 10/15/26 (a)	1,505,000	1,552,031
Kindred Healthcare, Inc. 8% 1/15/20	560,000	588,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	2,435,000	2,130,625
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,515,000	1,574,979
6.375% 3/1/24	1,275,000	1,386,728
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	765,000	791,775
SP Finco LLC 6.75% 7/1/25 (a)	880,000	891,000
Teleflex, Inc. 4.875% 6/1/26	4,115,000	4,207,588
Tenet Healthcare Corp.:
4.375% 10/1/21	2,250,000	2,283,750
4.625% 7/15/24 (a)	1,023,000	1,024,279
6.75% 6/15/23	3,000,000	3,000,000
THC Escrow Corp. III:
4.625% 7/15/24 (a)	1,282,000	1,285,461
5.125% 5/1/25 (a)	3,100,000	3,111,625
7% 8/1/25 (a)	2,215,000	2,206,694
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	5,295,000	5,116,294
5.625% 12/1/21 (a)	665,000	600,163
5.875% 5/15/23 (a)	2,450,000	2,100,875
6.125% 4/15/25 (a)	5,540,000	4,688,225
VPI Escrow Corp. 6.375% 10/15/20 (a)	4,760,000	4,611,250
Wellcare Health Plans, Inc. 5.25% 4/1/25	985,000	1,031,788

TOTAL HEALTHCARE		76,513,805

Homebuilders/Real Estate - 3.2%
CalAtlantic Group, Inc.:
5% 6/15/27	2,300,000	2,305,750
5.25% 6/1/26	2,530,000	2,624,875
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,200,000	2,249,500
Lennar Corp. 4.125% 1/15/22	1,670,000	1,726,363
M/I Homes, Inc. 6.75% 1/15/21	2,925,000	3,063,938
Mattamy Group Corp. 6.875% 12/15/23 (a)	3,920,000	4,003,300
Odebrecht Finance Ltd. 4.375% 4/25/25 (a)	1,925,000	741,125
PulteGroup, Inc. 5% 1/15/27	1,490,000	1,529,113
Rialto Holdings LLC/Rialto Corp. 7% 12/1/18 (a)	2,220,000	2,253,300
Shea Homes Ltd. Partnership/Corp. 5.875% 4/1/23 (a)	935,000	962,583
Starwood Property Trust, Inc. 5% 12/15/21 (a)	2,280,000	2,371,200
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	1,395,000	1,489,163
Toll Brothers Finance Corp. 4.875% 3/15/27	3,875,000	3,991,250
TRI Pointe Homes, Inc. 5.25% 6/1/27	1,690,000	1,694,225
VEREIT Operating Partnership LP:
4.125% 6/1/21	1,035,000	1,079,567
4.875% 6/1/26	1,035,000	1,094,171
William Lyon Homes, Inc. 7% 8/15/22	3,518,000	3,641,130

TOTAL HOMEBUILDERS/REAL ESTATE		36,820,553

Hotels - 0.6%
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	4,225,000	4,283,094
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (a)	1,515,000	1,562,344
4.875% 4/1/27 (a)	895,000	936,394

TOTAL HOTELS		6,781,832

Insurance - 0.1%
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	1,455,000	1,480,463
Leisure - 0.6%
Carlson Travel, Inc. 9.5% 12/15/24 (a)	1,970,000	2,016,788
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	765,000	833,850
Silversea Cruises 7.25% 2/1/25 (a)	845,000	900,981
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	840,000	886,200
7.25% 11/30/21 (a)	1,895,000	2,058,444

TOTAL LEISURE		6,696,263

Metals/Mining - 1.8%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	1,360,000	1,390,600
7.25% 4/1/23 (a)	3,210,000	3,137,775
7.5% 4/1/25 (a)	1,980,000	1,935,450
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	825,000	828,094
5.125% 5/15/24 (a)	1,015,000	1,015,000
Freeport-McMoRan, Inc.:
3.55% 3/1/22	3,210,000	3,008,348
3.875% 3/15/23	2,770,000	2,576,100
4.55% 11/14/24	4,735,000	4,462,738
Murray Energy Corp. 11.25% 4/15/21 (a)	2,320,000	1,751,600
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	1,015,000	1,002,313

TOTAL METALS/MINING		21,108,018

Publishing/Printing - 0.4%
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	4,455,000	4,455,000
Restaurants - 1.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	3,055,000	3,035,723
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	955,000	975,294
5% 6/1/24 (a)	3,930,000	4,097,025
5.25% 6/1/26 (a)	2,380,000	2,504,950
Yum! Brands, Inc.:
3.875% 11/1/23	1,475,000	1,460,250
5.35% 11/1/43	970,000	875,425

TOTAL RESTAURANTS		12,948,667

Services - 2.7%
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	645,000	488,588
APX Group, Inc.:
6.375% 12/1/19	9,888,000	10,159,920
8.75% 12/1/20	9,315,000	9,617,738
Aramark Services, Inc.:
4.75% 6/1/26	4,250,000	4,409,375
5.125% 1/15/24	1,475,000	1,550,594
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	2,320,000	2,401,200
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,835,000	3,040,538

TOTAL SERVICES		31,667,953

Steel - 0.6%
Commercial Metals Co. 5.375% 7/15/27 (c)	1,920,000	1,956,000
Steel Dynamics, Inc.:
5% 12/15/26	1,565,000	1,606,081
5.125% 10/1/21	3,030,000	3,111,749

TOTAL STEEL		6,673,830

Super Retail - 2.0%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	4,240,000	3,773,600
JC Penney Corp., Inc.:
5.65% 6/1/20	5,630,000	5,538,513
7.4% 4/1/37	7,795,000	5,904,713
L Brands, Inc.:
6.75% 7/1/36	1,105,000	1,060,800
6.875% 11/1/35	1,490,000	1,437,850
Netflix, Inc. 4.375% 11/15/26 (a)	3,355,000	3,346,613
PetSmart, Inc.:
5.875% 6/1/25 (a)	1,315,000	1,267,331
8.875% 6/1/25 (a)	1,045,000	965,162

TOTAL SUPER RETAIL		23,294,582

Technology - 5.4%
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	265,000	279,906
EMC Corp. 2.65% 6/1/20	3,715,000	3,645,269
Gartner, Inc. 5.125% 4/1/25 (a)	795,000	835,076
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	2,145,000	2,410,444
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	1,700,000	1,810,500
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	825,000	849,750
Micron Technology, Inc.:
5.25% 8/1/23 (a)	1,695,000	1,760,258
5.25% 1/15/24 (a)	1,690,000	1,749,150
5.5% 2/1/25	210,000	221,550
5.625% 1/15/26 (a)	1,825,000	1,898,000
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	311,000	316,054
5.625% 12/15/26 (a)	3,135,000	3,346,613
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	3,695,000	3,847,419
4.125% 6/1/21 (a)	4,450,000	4,685,850
4.625% 6/15/22 (a)	690,000	741,750
4.625% 6/1/23 (a)	3,015,000	3,252,431
Open Text Corp. 5.875% 6/1/26 (a)	6,385,000	6,867,834
Qorvo, Inc. 7% 12/1/25	2,199,000	2,495,865
Sensata Technologies BV 5% 10/1/25 (a)	4,960,000	5,187,168
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	740,000	806,600
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	3,650,000	4,192,938
Symantec Corp. 5% 4/15/25 (a)	2,650,000	2,773,384
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (a)	1,115,000	1,140,088
VeriSign, Inc.:
4.75% 7/15/27 (a)	1,165,000	1,178,106
5.25% 4/1/25	1,520,000	1,622,600
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	4,573,000	4,710,190

TOTAL TECHNOLOGY		62,624,793

Telecommunications - 10.3%
Altice Financing SA:
6.5% 1/15/22 (a)	4,235,000	4,425,575
6.625% 2/15/23 (a)	2,595,000	2,753,139
7.5% 5/15/26 (a)	3,630,000	4,029,300
Altice Finco SA 7.625% 2/15/25 (a)	8,235,000	8,790,863
Columbus International, Inc. 7.375% 3/30/21 (a)	13,805,000	14,650,556
CommScope Technologies Finance LLC 5% 3/15/27 (a)	1,400,000	1,396,500
Equinix, Inc. 5.375% 5/15/27	985,000	1,050,256
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	3,095,000	3,524,431
Inmarsat Finance PLC 4.875% 5/15/22 (a)	1,275,000	1,294,125
Level 3 Financing, Inc. 5.25% 3/15/26	2,350,000	2,438,384
Neptune Finco Corp.:
10.125% 1/15/23 (a)	1,715,000	1,989,400
10.875% 10/15/25 (a)	1,515,000	1,823,681
Sable International Finance Ltd. 6.875% 8/1/22 (a)	5,350,000	5,778,000
SBA Communications Corp. 4.875% 9/1/24	5,765,000	5,865,888
SFR Group SA 6% 5/15/22 (a)	4,540,000	4,749,975
Sprint Capital Corp. 6.875% 11/15/28	7,980,000	8,870,329
Sprint Communications, Inc. 6% 11/15/22	6,975,000	7,393,500
Sprint Corp.:
7.25% 9/15/21	3,880,000	4,311,650
7.625% 2/15/25	3,375,000	3,885,469
7.875% 9/15/23	4,565,000	5,249,750
T-Mobile U.S.A., Inc.:
4% 4/15/22	2,980,000	3,101,286
5.125% 4/15/25	2,295,000	2,409,750
6.625% 4/1/23	315,000	333,333
Telecom Italia Capital SA:
6% 9/30/34	2,034,000	2,150,670
6.375% 11/15/33	3,000,000	3,240,000
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	4,015,000	4,506,838
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	1,880,000	1,899,740
7.375% 4/23/21 (a)	1,740,000	1,809,600
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	3,585,000	3,750,806
6.375% 5/15/25	1,765,000	1,905,088

TOTAL TELECOMMUNICATIONS		119,377,882

Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	7,065,000	5,987,588
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	930,000	718,425
8.125% 2/15/19	1,840,000	1,665,200
Teekay Corp. 8.5% 1/15/20	325,000	296,156

TOTAL TRANSPORTATION EX AIR/RAIL		8,667,369

Utilities - 3.7%
Calpine Corp.:
5.25% 6/1/26 (a)	1,240,000	1,215,200
5.75% 1/15/25	805,000	754,688
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,377,000	4,683,390
Dynegy, Inc. 7.625% 11/1/24	6,600,000	6,402,000
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	3,046,000	3,061,230
7% 6/15/23	5,750,000	5,721,250
InterGen NV 7% 6/30/23 (a)	1,600,000	1,540,000
NRG Energy, Inc.:
6.25% 5/1/24	1,005,000	1,015,050
6.625% 1/15/27	1,230,000	1,231,538
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	11,431,696	12,289,073
The AES Corp.:
4.2018% 6/1/19 (b)	817,000	817,000
4.875% 5/15/23	1,300,000	1,324,375
6% 5/15/26	2,260,000	2,418,200

TOTAL UTILITIES		42,472,994

TOTAL NONCONVERTIBLE BONDS
(Cost $912,437,764)		943,318,844
	Shares	Value

Common Stocks - 0.2%
Energy - 0.2%
Forbes Energy Services Ltd. (d)	146,156	2,484,652
Southwestern Energy Co. (d)	35,180	213,894

TOTAL ENERGY		2,698,546

Healthcare - 0.0%
HealthSouth Corp.	16	774
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (d)	1	35,011
TOTAL COMMON STOCKS
(Cost $8,638,516)		2,734,331

Convertible Preferred Stocks - 0.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25% (d)
(Cost $2,641,725)	149,000	2,179,125
	Principal Amount	Value

Bank Loan Obligations - 10.5%
Aerospace - 0.6%
TransDigm, Inc.:
Tranche D, term loan 4.292% 6/4/21 (b)	1,716,900	1,714,977
Tranche F, term loan 4.2261% 6/9/23 (b)	5,082,838	5,072,418

TOTAL AEROSPACE		6,787,395

Air Transportation - 0.4%
American Airlines, Inc.:
Tranche B, term loan 3.1171% 10/10/21 (b)	2,365,859	2,362,570
Tranche B, term loan 3.6589% 12/14/23 (b)	2,460,000	2,460,394

TOTAL AIR TRANSPORTATION		4,822,964

Broadcasting - 0.2%
ION Media Networks, Inc. Tranche B, term loan 4.13% 12/18/20 (b)	2,215,000	2,226,075
Cable/Satellite TV - 1.2%
Unitymedia Finance LLC Tranche B, term loan 9/30/25 (e)	2,495,000	2,482,974
WideOpenWest Finance LLC:
Tranche B, term loan 8/6/23 (e)	3,365,000	3,359,280
Tranche B, term loan 4.7018% 8/19/23 (b)	3,042,013	3,036,841
Zayo Group LLC:
term loan 3.2156% 1/19/21 (b)	1,122,188	1,123,770
Tranche B 1LN, term loan 3.7156% 1/19/24 (b)	200,190	200,274
Ziggo Secured Finance Partnership Tranche E, term loan 3.6589% 4/15/25 (b)	4,020,000	4,006,292

TOTAL CABLE/SATELLITE TV		14,209,431

Chemicals - 0.4%
Ashland LLC Tranche B, term loan 3.2076% 5/17/24 (b)	330,000	331,033
LTI Holdings, Inc.:
Tranche 2LN, term loan 9.9217% 5/16/25 (b)	1,005,000	984,900
Tranche B 1LN, term loan 5.9217% 5/16/24 (b)	3,015,000	2,984,850

TOTAL CHEMICALS		4,300,783

Containers - 0.5%
Anchor Glass Container Corp.:
Tranche 2LN, term loan 8.8103% 12/7/24 (b)	650,000	659,750
Tranche B 1LN, term loan 4.3805% 12/7/23 (b)	1,333,300	1,339,247
Reynolds Group Holdings, Inc. Tranche B, term loan 4.2261% 2/5/23 (b)	3,821,173	3,823,963

TOTAL CONTAINERS		5,822,960

Diversified Financial Services - 0.3%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8.2281% 9/11/22 (b)	1,575,000	1,460,813
Tranche B 1LN, term loan 4.9781% 9/11/21 (b)	391,000	384,158
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7.2261% 10/31/22 (b)	1,646,673	1,670,550

TOTAL DIVERSIFIED FINANCIAL SERVICES		3,515,521

Energy - 0.1%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)	1,391,964	1,391,964
Food & Drug Retail - 0.3%
Albertson's LLC Tranche B, term loan 4.2511% 6/22/23 (b)	520,600	514,311
JBS USA Lux SA Tranche B, term loan 5.75% 10/30/22 (b)	2,418,938	2,356,045

TOTAL FOOD & DRUG RETAIL		2,870,356

Food/Beverage/Tobacco - 0.0%
Post Holdings, Inc. Tranche B, term loan 3.47% 5/24/24 (b)	510,000	510,362
Gaming - 0.2%
CityCenter Holdings LLC Tranche B, term loan 3.7156% 4/18/24 (b)	1,930,000	1,931,872
Healthcare - 0.4%
Bcp Raptor LLC Tranche B, term loan 5.4656% 6/22/24 (b)	930,000	918,375
Envision Healthcare Corp. Tranche B, term loan 4.3% 12/1/23 (b)	3,323,300	3,336,593
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.83% 4/1/22 (b)	501,982	508,573

TOTAL HEALTHCARE		4,763,541

Insurance - 0.0%
USI, Inc. Tranche, term loan 4.1796% 5/16/24 (b)	330,000	327,525
Metals/Mining - 0.3%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.6468% 9/5/19 (b)	2,062,224	1,942,615
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (b)	2,126,278	2,073,121

TOTAL METALS/MINING		4,015,736

Publishing/Printing - 0.3%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.6217% 8/14/20 (b)	3,249,930	3,251,977
Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3.5035% 2/17/24 (b)	2,916,755	2,908,559
Services - 0.6%
Almonde, Inc.:
Tranche 2LN, term loan 8.4589% 6/13/25 (b)	130,000	132,228
Tranche B 1LN, term loan 4.7364% 6/13/24 (b)	595,000	594,780
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 5.491% 6/21/24 (b)	3,365,000	3,357,631
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.7261% 4/7/21 (b)	2,618,193	2,616,569

TOTAL SERVICES		6,701,208

Super Retail - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.71% 2/3/25 (b)	495,000	478,140
Tranche B 1LN, term loan 4.9681% 2/3/24 (b)	525,000	508,100

TOTAL SUPER RETAIL		986,240

Technology - 2.4%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.7261% 9/15/20 (b)	2,295,000	2,276,365
Compuware Corp. term loan 9.55% 12/15/22 (b)	2,088,330	2,096,161
EIG Investors Corp. Tranche B, term loan 5.2417% 2/9/23 (b)	2,417,850	2,422,879
Epicor Software Corp. Tranche B, term loan 4.98% 6/1/22 (b)	2,048,832	2,047,561
Go Daddy Operating Co. LLC Tranche B, term loan 3.7261% 2/15/24 (b)	3,276,479	3,282,213
Hyland Software, Inc.:
Tranche 2LN, term loan 5/23/25 (e)	175,000	177,625
Tranche B 1LN, term loan 4.4761% 7/1/22(b)	115,000	115,633
Kronos, Inc. Tranche B 1LN, term loan 4.6801% 11/1/23 (b)	4,174,538	4,199,585
Landesk Group, Inc. term loan:
5.48% 1/20/24 (b)	1,268,916	1,260,198
10.23% 1/20/25 (b)	830,000	828,614
Rackspace Hosting, Inc. Tranche B, term loan 4.1723% 11/3/23(b)	2,258,500	2,256,377
Uber Technologies, Inc. Tranche B, term loan 5.2156% 7/13/23 (b)	6,778,775	6,776,674

TOTAL TECHNOLOGY		27,739,885

Telecommunications - 1.6%
Altice Financing SA Tranche B, term loan 3.908% 7/15/25 (b)	1,015,000	1,011,508
Level 3 Financing, Inc. Tranche B, term loan 3.4656% 2/22/24 (b)	2,490,000	2,494,681
Polycom, Inc. Tranche B, term loan 6.4437% 9/27/23 (b)	3,129,639	3,160,936
Radiate Holdco LLC Tranche B, term loan 4.2261% 2/1/24 (b)	3,052,350	3,006,198
Sable International Finance Ltd. Tranche B, term loan 4.7261% 1/19/25 (b)	290,000	290,545
Securus Technologies, Inc. Tranche B, term loan:
6/15/24 (e)	3,360,000	3,353,011
6/15/25 (e)	1,120,000	1,122,800
SFR Group SA Tranche B 11LN, term loan 3.9441% 7/31/25 (b)	3,035,000	3,007,503
Sprint Communications, Inc. Tranche B, term loan 3.5625% 2/3/24 (b)	862,838	862,656
Telesat LLC Tranche B 4LN, term loan 4.3% 11/17/23 (b)	74,625	74,945

TOTAL TELECOMMUNICATIONS		18,384,783

Utilities - 0.3%
Calpine Corp. Tranche B, term loan 2.98% 11/30/17 (b)	1,221,818	1,221,818
The AES Corp. Tranche B, term loan 3.192% 5/24/22 (b)	2,463,825	2,455,202

TOTAL UTILITIES		3,677,020

TOTAL BANK LOAN OBLIGATIONS
(Cost $120,643,862)		121,146,157

Preferred Securities - 4.3%
Banks & Thrifts - 4.3%
Bank of America Corp. 6.25% (b)(f)	1,550,000	1,716,688
Barclays Bank PLC 7.625% 11/21/22	15,315,000	17,646,636
Barclays PLC:
6.625% (b)(f)	4,260,000	4,352,146
8.25% (b)(f)	980,000	1,042,315
Citigroup, Inc.:
5.95% (b)(f)	2,590,000	2,794,945
5.95% (b)(f)	1,775,000	1,907,368
Credit Agricole SA:
6.625% (a)(b)(f)	11,260,000	11,597,780
7.875% (a)(b)(f)	2,125,000	2,340,500
JPMorgan Chase & Co. 5.3% (b)(f)	840,000	882,030
Royal Bank of Scotland Group PLC:
7.5% (b)(f)	3,080,000	3,179,188
8.625% (b)(f)	2,065,000	2,251,334
TOTAL PREFERRED SECURITIES
(Cost $46,130,561)		49,710,930
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.10% (g)
(Cost $48,171,495)	48,163,962	48,173,595
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $1,138,663,923)		1,167,262,982
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(11,111,653)
NET ASSETS - 100%		$1,156,151,329

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $548,050,517 or 47.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$162,530
Total	$162,530

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$4,877,671	$2,698,546	$2,179,125	$--
Health Care	774	774	--	--
Telecommunication Services	35,011	--	--	35,011
Corporate Bonds	943,318,844	--	943,318,844	--
Bank Loan Obligations	121,146,157	--	119,754,193	1,391,964
Preferred Securities	49,710,930	--	49,710,930	--
Money Market Funds	48,173,595	48,173,595	--	--
Total Investments in Securities:	$1,167,262,982	$50,872,915	$1,114,963,092	$1,426,975

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.5%
Luxembourg	5.6%
Canada	4.8%
United Kingdom	4.4%
Netherlands	2.6%
Cayman Islands	2.4%
France	1.9%
Barbados	1.3%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,090,492,428)	$1,119,089,387
Fidelity Central Funds (cost $48,171,495)	48,173,595
Total Investments (cost $1,138,663,923)		$1,167,262,982
Cash		119,581
Receivable for investments sold
Regular delivery		7,124,128
Delayed delivery		1,027,613
Receivable for fund shares sold		498,906
Dividends receivable		116,411
Interest receivable		14,244,636
Distributions receivable from Fidelity Central Funds		38,963
Other receivables		395
Total assets		1,190,433,615
Liabilities
Payable for investments purchased
Regular delivery	$30,269,217
Delayed delivery	2,925,000
Payable for fund shares redeemed	333,251
Accrued management fee	541,509
Distribution and service plan fees payable	46,545
Other affiliated payables	113,800
Other payables and accrued expenses	52,964
Total liabilities		34,282,286
Net Assets		$1,156,151,329
Net Assets consist of:
Paid in capital		$1,195,225,883
Undistributed net investment income		34,539,950
Accumulated undistributed net realized gain (loss) on investments		(102,213,563)
Net unrealized appreciation (depreciation) on investments		28,599,059
Net Assets		$1,156,151,329
Initial Class:
Net Asset Value, offering price and redemption price per share ($416,237,737 ÷ 74,451,378 shares)		$5.59
Service Class:
Net Asset Value, offering price and redemption price per share ($82,648,381 ÷ 14,891,119 shares)		$5.55
Service Class 2:
Net Asset Value, offering price and redemption price per share ($188,082,781 ÷ 34,814,732 shares)		$5.40
Investor Class:
Net Asset Value, offering price and redemption price per share ($469,182,430 ÷ 84,306,614 shares)		$5.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$2,186,774
Interest		32,933,048
Income from Fidelity Central Funds		162,530
Total income		35,282,352
Expenses
Management fee	$3,303,629
Transfer agent fees	483,645
Distribution and service plan fees	274,437
Accounting fees and expenses	206,487
Custodian fees and expenses	12,383
Independent trustees' fees and expenses	2,383
Audit	50,455
Legal	1,695
Miscellaneous	5,865
Total expenses before reductions	4,340,979
Expense reductions	(9,015)	4,331,964
Net investment income (loss)		30,950,388
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,591,708
Fidelity Central Funds	956
Total net realized gain (loss)		15,592,664
Change in net unrealized appreciation (depreciation) on investment securities		5,503,084
Net gain (loss)		21,095,748
Net increase (decrease) in net assets resulting from operations		$52,046,136

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,950,388	$70,010,377
Net realized gain (loss)	15,592,664	(52,044,970)
Change in net unrealized appreciation (depreciation)	5,503,084	143,352,250
Net increase (decrease) in net assets resulting from operations	52,046,136	161,317,657
Distributions to shareholders from net investment income	(6,744,124)	(61,629,096)
Share transactions - net increase (decrease)	(90,626,631)	31,318,507
Total increase (decrease) in net assets	(45,324,619)	131,007,068
Net Assets
Beginning of period	1,201,475,948	1,070,468,880
End of period	$1,156,151,329	$1,201,475,948
Other Information
Undistributed net investment income end of period	$34,539,950	$10,333,686

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$5.38	$4.95	$5.52	$5.80	$5.81	$5.39
Income from Investment Operations
Net investment income (loss)A	.146	.320	.333	.317	.330	.361
Net realized and unrealized gain (loss)	.094	.402	(.531)	(.251)	.014	.405
Total from investment operations	.240	.722	(.198)	.066	.344	.766
Distributions from net investment income	(.030)	(.292)	(.364)	(.347)	(.354)	(.346)
Tax return of capital	–	–	(.008)	–	–	–
Total distributions	(.030)	(.292)	(.372)	(.347)	(.354)	(.346)
Redemption fees added to paid in capitalA	–	–	–B	.001	–B	–B
Net asset value, end of period	$5.59	$5.38	$4.95	$5.52	$5.80	$5.81
Total ReturnC,D,E	4.48%	14.61%	(3.63)%	1.16%	5.95%	14.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.68%	.68%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.68%H	.68%	.68%	.68%	.68%	.68%
Expenses net of all reductions	.68%H	.68%	.68%	.68%	.68%	.68%
Net investment income (loss)	5.33%H	6.05%	5.94%	5.31%	5.55%	6.22%
Supplemental Data
Net assets, end of period (000 omitted)	$416,238	$457,620	$437,798	$493,390	$587,376	$606,506
Portfolio turnover rateI	83%H	73%	69%	79%	85%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP High Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$5.34	$4.92	$5.49	$5.77	$5.78	$5.36
Income from Investment Operations
Net investment income (loss)A	.142	.311	.324	.309	.323	.353
Net realized and unrealized gain (loss)	.098	.395	(.528)	(.248)	.015	.407
Total from investment operations	.240	.706	(.204)	.061	.338	.760
Distributions from net investment income	(.030)	(.286)	(.358)	(.342)	(.348)	(.340)
Tax return of capital	–	–	(.008)	–	–	–
Total distributions	(.030)	(.286)	(.366)	(.342)	(.348)	(.340)
Redemption fees added to paid in capitalA	–	–	–B	.001	–B	–B
Net asset value, end of period	$5.55	$5.34	$4.92	$5.49	$5.77	$5.78
Total ReturnC,D,E	4.51%	14.37%	(3.76)%	1.07%	5.87%	14.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.78%	.78%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.78%H	.78%	.78%	.78%	.77%	.78%
Expenses net of all reductions	.78%H	.78%	.77%	.78%	.77%	.78%
Net investment income (loss)	5.23%H	5.95%	5.84%	5.22%	5.46%	6.13%
Supplemental Data
Net assets, end of period (000 omitted)	$82,648	$84,945	$73,313	$59,961	$68,982	$77,397
Portfolio turnover rateI	83%H	73%	69%	79%	85%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP High Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$5.20	$4.80	$5.36	$5.64	$5.66	$5.26
Income from Investment Operations
Net investment income (loss)A	.134	.296	.309	.294	.307	.338
Net realized and unrealized gain (loss)	.095	.383	(.514)	(.244)	.014	.396
Total from investment operations	.229	.679	(.205)	.050	.321	.734
Distributions from net investment income	(.029)	(.279)	(.347)	(.331)	(.341)	(.334)
Tax return of capital	–	–	(.008)	–	–	–
Total distributions	(.029)	(.279)	(.355)	(.331)	(.341)	(.334)
Redemption fees added to paid in capitalA	–	–	–B	.001	–B	–B
Net asset value, end of period	$5.40	$5.20	$4.80	$5.36	$5.64	$5.66
Total ReturnC,D,E	4.42%	14.17%	(3.87)%	.90%	5.70%	13.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.93%H	.93%	.93%	.93%	.93%	.93%
Expenses net of fee waivers, if any	.93%H	.93%	.93%	.93%	.92%	.93%
Expenses net of all reductions	.93%H	.93%	.93%	.93%	.92%	.93%
Net investment income (loss)	5.08%H	5.80%	5.68%	5.06%	5.31%	5.98%
Supplemental Data
Net assets, end of period (000 omitted)	$188,083	$189,179	$160,639	$190,873	$280,444	$281,065
Portfolio turnover rateI	83%H	73%	69%	79%	85%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$5.36	$4.93	$5.50	$5.78	$5.79	$5.37
Income from Investment Operations
Net investment income (loss)A	.144	.317	.329	.314	.327	.358
Net realized and unrealized gain (loss)	.096	.403	(.529)	(.250)	.016	.407
Total from investment operations	.240	.720	(.200)	.064	.343	.765
Distributions from net investment income	(.030)	(.290)	(.362)	(.345)	(.353)	(.345)
Tax return of capital	–	–	(.008)	–	–	–
Total distributions	(.030)	(.290)	(.370)	(.345)	(.353)	(.345)
Redemption fees added to paid in capitalA	–	–	–B	.001	–B	–B
Net asset value, end of period	$5.57	$5.36	$4.93	$5.50	$5.78	$5.79
Total ReturnC,D,E	4.49%	14.64%	(3.68)%	1.12%	5.95%	14.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.71%H	.71%	.71%	.71%	.71%	.71%
Expenses net of all reductions	.71%H	.71%	.71%	.71%	.71%	.71%
Net investment income (loss)	5.29%H	6.02%	5.90%	5.28%	5.52%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$469,182	$469,732	$398,719	$448,590	$499,630	$438,772
Portfolio turnover rateI	83%H	73%	69%	79%	85%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$46,297,003
Gross unrealized depreciation	(14,230,170)
Net unrealized appreciation (depreciation) on securities	$32,066,833
Tax cost	$1,135,196,149

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(32,444,141)
No expiration
Short-term	(31,672,696)
Long-term	(51,941,351)
Total no expiration	(83,614,047)
Total capital loss carryforward	$(116,058,188)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $467,203,131 and $498,551,057, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$42,039
Service Class 2	232,398
$274,437

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$147,207
Service Class	28,587
Service Class 2	63,212
Investor Class	244,639
$483,645

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,051 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,472.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,543.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$2,515,993	$23,586,857
Service Class	469,324	4,321,010
Service Class 2	1,039,119	9,639,796
Investor Class	2,719,688	24,081,433
Total	$6,744,124	$61,629,096

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	2,558,847	9,401,861	$14,037,187	$49,415,288
Reinvestment of distributions	462,499	4,400,533	2,515,993	23,586,857
Shares redeemed	(13,633,563)	(17,109,109)	(74,904,270)	(90,347,202)
Net increase (decrease)	(10,612,217)	(3,306,715)	$(58,351,090)	$(17,345,057)
Service Class
Shares sold	407,627	7,556,884	$2,232,079	$37,266,654
Reinvestment of distributions	86,912	812,220	469,324	4,321,010
Shares redeemed	(1,500,126)	(7,368,588)	(8,193,494)	(38,556,019)
Net increase (decrease)	(1,005,587)	1,000,516	$(5,492,091)	$3,031,645
Service Class 2
Shares sold	4,834,483	29,130,411	$25,740,271	$144,750,387
Reinvestment of distributions	197,551	1,860,964	1,039,119	9,639,796
Shares redeemed	(6,563,308)	(28,095,349)	(34,672,526)	(143,680,685)
Net increase (decrease)	(1,531,274)	2,896,026	$(7,893,136)	$10,709,498
Investor Class
Shares sold	7,263,585	17,104,429	$39,501,561	$88,796,463
Reinvestment of distributions	501,787	4,518,093	2,719,688	24,081,433
Shares redeemed	(11,157,275)	(14,741,065)	(61,111,563)	(77,955,475)
Net increase (decrease)	(3,391,903)	6,881,457	$(18,890,314)	$34,922,421

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 47% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 14% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.68%
Actual		$1,000.00	$1,044.80	$3.45
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Service Class	.78%
Actual		$1,000.00	$1,045.10	$3.96
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Service Class 2.93%
Actual		$1,000.00	$1,044.20	$4.71
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Investor Class	.71%
Actual		$1,000.00	$1,044.90	$3.60
Hypothetical-C		$1,000.00	$1,021.27	$3.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPHI-SANN-0817
1.705694.119

Fidelity® Variable Insurance Products: Overseas Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2017
United Kingdom	21.2%
Japan	18.3%
Germany	9.4%
France	7.9%
United States of America*	5.3%
Switzerland	5.1%
Netherlands	4.4%
Sweden	4.0%
Ireland	3.2%
Other	21.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2016
Japan	20.6%
United Kingdom	20.0%
Germany	9.7%
France	8.9%
Switzerland	6.2%
Sweden	5.2%
United States of America*	4.5%
Netherlands	3.2%
Bailiwick of Jersey	2.4%
Other	19.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	99.7
Short-Term Investments and Net Other Assets (Liabilities)	1.7	0.3

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	2.3	2.4
Bayer AG (Germany, Pharmaceuticals)	1.6	1.5
SAP AG (Germany, Software)	1.4	1.4
Unilever NV (NY Reg.) (Netherlands, Personal Products)	1.4	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.4	1.3
Total SA (France, Oil, Gas & Consumable Fuels)	1.3	1.6
Sanofi SA (France, Pharmaceuticals)	1.2	1.5
Amadeus IT Holding SA Class A (Spain, IT Services)	1.1	1.0
Prudential PLC (United Kingdom, Insurance)	1.0	1.1
Deutsche Post AG (Germany, Air Freight & Logistics)	1.0	1.1
	13.7

Top Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	21.9
Industrials	16.4	12.5
Consumer Staples	13.1	13.4
Consumer Discretionary	12.5	13.5
Health Care	12.0	15.0
Information Technology	12.0	11.3
Materials	5.8	6.3
Energy	2.6	3.1
Telecommunication Services	1.2	1.6
Real Estate	0.5	1.1

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 2.1%
Adelaide Brighton Ltd.	1,074,128	$4,647,986
Amcor Ltd.	1,125,420	14,021,615
Aub Group Ltd.	667,895	6,668,340
Australia & New Zealand Banking Group Ltd.	119,687	2,641,994
Life Healthcare Group Ltd.	11,161	19,044
Pact Group Holdings Ltd.	1,164,353	5,360,581
realestate.com.au Ltd.	33,425	1,705,846

TOTAL AUSTRALIA		35,065,406

Austria - 0.4%
Andritz AG	107,600	6,481,500
Bailiwick of Guernsey - 0.3%
Burford Capital Ltd.	460,100	5,399,308
Bailiwick of Jersey - 2.2%
IWG PLC	1,656,703	6,978,237
Sanne Group PLC	686,073	5,701,013
Wolseley PLC	181,872	11,162,893
WPP PLC	582,300	12,261,309

TOTAL BAILIWICK OF JERSEY		36,103,452

Belgium - 1.9%
Anheuser-Busch InBev SA NV	145,218	16,039,115
KBC Groep NV	217,099	16,466,999

TOTAL BELGIUM		32,506,114

Bermuda - 1.1%
Credicorp Ltd. (United States)	30,200	5,417,578
IHS Markit Ltd. (a)	255,272	11,242,179
SmarTone Telecommunications Holdings Ltd.	1,002,000	1,311,624

TOTAL BERMUDA		17,971,381

Canada - 0.6%
Constellation Software, Inc.	18,300	9,573,491
Denmark - 1.0%
DSV de Sammensluttede Vognmaend A/S	108,300	6,654,020
NNIT A/S	169,486	5,167,613
Scandinavian Tobacco Group A/S	271,818	4,425,677

TOTAL DENMARK		16,247,310

Finland - 0.1%
Amer Group PLC (A Shares)	44,200	1,105,578
France - 7.9%
ALTEN	80,970	6,685,371
Amundi SA	176,553	12,774,528
AXA SA	340,428	9,322,060
Capgemini SA	123,300	12,742,036
Christian Dior SA	5,130	1,466,858
Compagnie de St. Gobain	196,000	10,472,236
Elis SA (b)	177,208	4,060,106
Maisons du Monde SA	280,800	10,925,181
Publicis Groupe SA (b)	162,984	12,157,599
Sanofi SA	215,802	20,678,144
Sodexo SA	69,417	8,975,020
Total SA	427,661	21,232,095

TOTAL FRANCE		131,491,234

Germany - 8.4%
adidas AG	60,706	11,631,006
Axel Springer Verlag AG	188,500	11,324,531
Bayer AG	206,606	26,778,245
Bertrandt AG	10,900	1,092,562
CompuGroup Medical AG	118,400	6,643,877
Deutsche Post AG	467,209	17,513,499
Fresenius Medical Care AG & Co. KGaA	103,000	9,939,159
Fresenius SE & Co. KGaA	199,586	17,110,464
mutares AG (b)	11,980	185,815
ProSiebenSat.1 Media AG	196,172	8,229,313
SAP AG	222,342	23,272,840
Wirecard AG (b)	99,300	6,319,511

TOTAL GERMANY		140,040,822

Hong Kong - 1.1%
AIA Group Ltd.	2,207,100	16,127,552
Dah Sing Banking Group Ltd.	444,400	946,010
Techtronic Industries Co. Ltd.	190,550	876,182

TOTAL HONG KONG		17,949,744

India - 0.4%
Axis Bank Ltd.	839,148	6,718,249
Indonesia - 0.7%
PT Astra International Tbk	1,893,900	1,268,284
PT Bank Rakyat Indonesia Tbk	9,535,200	10,910,658

TOTAL INDONESIA		12,178,942

Ireland - 3.2%
DCC PLC (United Kingdom)	75,150	6,841,750
Kerry Group PLC Class A	117,000	10,066,465
Kingspan Group PLC (Ireland)	228,800	7,854,090
Medtronic PLC	131,000	11,626,250
Paddy Power Betfair PLC (Ireland)	79,100	8,444,460
United Drug PLC (United Kingdom)	841,002	9,485,844

TOTAL IRELAND		54,318,859

Israel - 0.7%
Frutarom Industries Ltd.	174,400	12,203,775
Italy - 2.2%
Banca Generali SpA	323,300	9,622,840
Intesa Sanpaolo SpA	4,501,300	14,317,789
Prada SpA	1,857,900	6,912,884
Reply SpA	29,267	5,408,538

TOTAL ITALY		36,262,051

Japan - 18.3%
AEON Financial Service Co. Ltd.	412,000	8,710,700
Ai Holdings Corp.	374,300	10,066,748
Arc Land Sakamoto Co. Ltd.	266,400	3,574,106
Arcland Service Holdings Co. Ltd.	475,400	8,474,568
Astellas Pharma, Inc.	899,200	11,021,225
Bridgestone Corp.	280,100	12,109,164
Broadleaf Co. Ltd.	9,450	58,225
Daiichikosho Co. Ltd.	151,800	7,112,567
Daikin Industries Ltd.	76,200	7,817,515
Daito Trust Construction Co. Ltd.	49,510	7,701,066
Dentsu, Inc.	202,800	9,728,926
GMO Internet, Inc.	455,500	5,908,642
Hoya Corp.	309,300	16,040,426
Ichigo, Inc.	285,700	850,940
Iriso Electronics Co. Ltd.	57,100	4,589,322
Japan Tobacco, Inc.	271,100	9,528,652
Kaken Pharmaceutical Co. Ltd.	8,170	445,273
KDDI Corp.	457,500	12,099,789
Keyence Corp.	26,356	11,561,725
KOMEDA Holdings Co. Ltd. (b)	263,600	4,204,476
Miroku Jyoho Service Co., Ltd.	214,000	4,534,003
Misumi Group, Inc.	382,300	8,721,776
Morinaga & Co. Ltd.	124,000	7,033,741
Nabtesco Corp.	330,000	9,579,462
Nakanishi, Inc.	194,300	7,868,740
Nitori Holdings Co. Ltd.	81,200	10,857,951
NOF Corp.	415,000	5,276,284
OBIC Co. Ltd.	122,600	7,521,138
Olympus Corp.	429,600	15,739,861
ORIX Corp.	745,330	11,530,333
Otsuka Corp.	101,300	6,277,493
Outsourcing, Inc. (b)	117,600	5,729,700
Recruit Holdings Co. Ltd.	444,960	7,639,189
Renesas Electronics Corp. (a)	185,600	1,615,491
S Foods, Inc.	72,300	2,658,017
Ship Healthcare Holdings, Inc.	25,370	788,337
SMC Corp.	26,600	8,076,373
Software Service, Inc.	3,129	135,759
Sundrug Co. Ltd.	185,500	6,910,380
The Suruga Bank Ltd.	305,650	7,397,015
Tsuruha Holdings, Inc.	85,200	9,036,995
USS Co. Ltd.	400	7,941
VT Holdings Co. Ltd.	368,400	1,814,569
Welcia Holdings Co. Ltd.	228,600	8,454,999

TOTAL JAPAN		306,809,602

Kenya - 0.3%
Safaricom Ltd.	22,833,500	5,009,278
Luxembourg - 0.1%
B&M European Value Retail S.A.	310,833	1,371,208
Malta - 0.3%
Kambi Group PLC (a)	471,300	5,426,437
Netherlands - 4.4%
ASR Nederland NV	54,800	1,847,964
IMCD Group BV	245,400	13,300,859
ING Groep NV (Certificaten Van Aandelen)	790,049	13,638,435
Intertrust NV (b)	294,514	5,972,412
Koninklijke Philips Electronics NV	436,528	15,539,825
Unilever NV (NY Reg.)	413,561	22,857,516

TOTAL NETHERLANDS		73,157,011

New Zealand - 0.6%
EBOS Group Ltd.	405,739	5,203,197
Trade Maine Group Ltd.	1,377,333	5,379,620

TOTAL NEW ZEALAND		10,582,817

Norway - 0.7%
Schibsted ASA:
(A Shares)	116,142	2,804,519
(B Shares)	49,449	1,092,779
Statoil ASA (b)	479,003	7,942,895

TOTAL NORWAY		11,840,193

Panama - 0.4%
Copa Holdings SA Class A	55,327	6,473,259
Portugal - 0.4%
NOS SGPS SA	1,152,730	6,996,362
Spain - 3.1%
Amadeus IT Holding SA Class A	297,141	17,766,522
CaixaBank SA	2,273,500	10,868,188
Grifols SA ADR	568,200	12,006,066
Masmovil Ibercom SA (a)	12,561	878,726
Neinor Homes SLU	64,400	1,363,700
Prosegur Cash SA	3,604,900	9,469,874

TOTAL SPAIN		52,353,076

Sweden - 4.0%
Addlife AB	91,608	1,864,846
Alfa Laval AB	364,600	7,461,042
Essity AB Class B (a)	425,700	11,647,163
HEXPOL AB (B Shares) (b)	906,300	9,891,662
Indutrade AB	296,900	6,801,631
Nordea Bank AB	1,287,800	16,386,597
Svenska Cellulosa AB (SCA) (B Shares)	375,800	2,843,692
Swedbank AB (A Shares)	386,662	9,422,497

TOTAL SWEDEN		66,319,130

Switzerland - 5.1%
Credit Suisse Group AG	832,835	12,118,574
Julius Baer Group Ltd.	222,840	11,774,026
Nestle SA (Reg. S)	442,265	38,573,326
Sika AG	1,157	7,432,600
UBS Group AG	877,880	14,867,839

TOTAL SWITZERLAND		84,766,365

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,224,000	8,370,609
United Kingdom - 21.2%
Aggreko PLC	56,000	671,387
Aon PLC	64,200	8,535,390
Ascential PLC	1,883,622	7,938,955
Booker Group PLC	2,671,068	6,477,772
British American Tobacco PLC (United Kingdom)	334,870	22,819,023
BT Group PLC	400,312	1,539,297
Cineworld Group PLC	1,201,000	10,980,982
Close Brothers Group PLC	367,000	7,213,007
Coca-Cola European Partners PLC	180,500	7,340,935
Compass Group PLC	578,374	12,208,063
ConvaTec Group PLC	2,284,900	9,499,290
Cranswick PLC	131,100	4,787,864
Dechra Pharmaceuticals PLC	134,700	2,982,480
Dialog Semiconductor PLC (a)	24,100	1,028,915
Diploma PLC	546,300	7,862,389
Equiniti Group PLC	1,498,079	4,873,055
Essentra PLC	862,624	6,342,297
Halma PLC	626,860	8,980,992
Hastings Group Holdings PLC	1,569,119	6,415,171
Hikma Pharmaceuticals PLC (b)	319,585	6,118,779
Hilton Food Group PLC	168,369	1,618,376
Howden Joinery Group PLC	1,332,900	7,067,401
IMI PLC	489,300	7,615,601
Intertek Group PLC	194,900	10,704,749
James Fisher and Sons PLC	251,200	5,326,416
Jardine Lloyd Thompson Group PLC	477,500	7,463,039
John Wood Group PLC	1,071,500	8,938,659
LivaNova PLC (a)	55,426	3,392,625
Lloyds Banking Group PLC	1,897,179	1,634,944
London Stock Exchange Group PLC	190,980	9,069,130
Melrose Industries PLC	3,819,109	12,062,431
Micro Focus International PLC	314,619	9,306,002
Prudential PLC	766,142	17,585,853
Reckitt Benckiser Group PLC	166,565	16,885,217
Rio Tinto PLC	333,360	14,118,406
Rolls-Royce Holdings PLC(c)	795,662	9,228,585
Rotork PLC	1,638,826	5,024,587
Schroders PLC	237,567	9,604,370
Shawbrook Group PLC	97,020	428,373
Sinclair Pharma PLC (a)	2,934,841	1,261,420
Spectris PLC	265,735	8,732,268
St. James's Place Capital PLC	830,600	12,787,053
Standard Life PLC	2,126,953	11,056,068
Ultra Electronics Holdings PLC	249,900	6,665,877
Victrex PLC	240,200	5,869,038
Volution Group PLC	2,319,795	5,786,014
Zpg PLC	273,700	1,289,747

TOTAL UNITED KINGDOM		355,138,292

United States of America - 3.6%
Alphabet, Inc. Class C (a)	14,436	13,118,426
Middleby Corp. (a)	59,700	7,254,147
Moody's Corp.	59,400	7,227,792
PPG Industries, Inc.	93,700	10,303,252
S&P Global, Inc.	104,586	15,268,510
Total System Services, Inc.	113,900	6,634,675

TOTAL UNITED STATES OF AMERICA		59,806,802

TOTAL COMMON STOCKS
(Cost $1,354,884,335)		1,626,037,657

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA
(Cost $15,616,596)	120,024	16,518,792

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.10% (d)	27,622,723	27,628,248
Fidelity Securities Lending Cash Central Fund 1.09% (d)(e)	24,700,354	24,702,824
TOTAL MONEY MARKET FUNDS
(Cost $52,331,010)		52,331,072
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $1,422,831,941)		1,694,887,521
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(22,664,676)
NET ASSETS - 100%		$1,672,222,845

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,064
Fidelity Securities Lending Cash Central Fund	423,737
Total	$486,801

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$210,730,944	$156,194,169	$54,536,775	$--
Consumer Staples	219,254,348	115,409,015	103,845,333	--
Energy	43,440,065	14,265,075	29,174,990	--
Financials	369,967,152	278,707,283	91,259,869	--
Health Care	201,816,964	117,660,330	84,156,634	--
Industrials	273,409,283	229,660,465	43,748,818	--
Information Technology	196,235,785	164,592,336	31,643,449	--
Materials	98,311,188	84,192,782	14,118,406	--
Real Estate	8,552,006	8,552,006	--	--
Telecommunication Services	20,838,714	7,199,628	13,639,086	--
Money Market Funds	52,331,072	52,331,072	--	--
Total Investments in Securities:	$1,694,887,521	$1,228,764,161	$466,123,360	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$71,552,276
Level 2 to Level 1	$22,494,844

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,626,565) — See accompanying schedule: Unaffiliated issuers (cost $1,370,500,931)	$1,642,556,449
Fidelity Central Funds (cost $52,331,010)	52,331,072
Total Investments (cost $1,422,831,941)		$1,694,887,521
Receivable for investments sold
Regular delivery		7,374,806
Delayed delivery		61,804
Receivable for fund shares sold		1,701,791
Dividends receivable		5,178,209
Distributions receivable from Fidelity Central Funds		92,913
Other receivables		168,846
Total assets		1,709,465,890
Liabilities
Payable to custodian bank	$4,056,672
Payable for investments purchased	4,572,139
Payable for fund shares redeemed	2,569,802
Accrued management fee	937,350
Distribution and service plan fees payable	83,673
Other affiliated payables	182,109
Other payables and accrued expenses	135,416
Collateral on securities loaned	24,705,884
Total liabilities		37,243,045
Net Assets		$1,672,222,845
Net Assets consist of:
Paid in capital		$1,446,892,516
Undistributed net investment income		18,556,825
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,272,865)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		272,046,369
Net Assets		$1,672,222,845
Initial Class:
Net Asset Value, offering price and redemption price per share ($805,880,385 ÷ 38,046,865 shares)		$21.18
Service Class:
Net Asset Value, offering price and redemption price per share ($133,906,652 ÷ 6,350,710 shares)		$21.09
Service Class 2:
Net Asset Value, offering price and redemption price per share ($343,523,529 ÷ 16,381,857 shares)		$20.97
Investor Class:
Net Asset Value, offering price and redemption price per share ($388,912,279 ÷ 18,425,077 shares)		$21.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$27,389,674
Income from Fidelity Central Funds		486,801
Income before foreign taxes withheld		27,876,475
Less foreign taxes withheld		(2,612,860)
Total income		25,263,615
Expenses
Management fee	$5,203,887
Transfer agent fees	650,830
Distribution and service plan fees	472,094
Accounting and security lending fees	350,889
Custodian fees and expenses	98,248
Independent trustees' fees and expenses	2,993
Appreciation in deferred trustee compensation account	139
Audit	40,316
Legal	2,996
Miscellaneous	6,941
Total expenses before reductions	6,829,333
Expense reductions	(266,173)	6,563,160
Net investment income (loss)		18,700,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,954,284
Fidelity Central Funds	(3,229)
Foreign currency transactions	238,906
Total net realized gain (loss)		17,189,961
Change in net unrealized appreciation (depreciation) on: Investment securities	230,620,576
Assets and liabilities in foreign currencies	220,252
Total change in net unrealized appreciation (depreciation)		230,840,828
Net gain (loss)		248,030,789
Net increase (decrease) in net assets resulting from operations		$266,731,244

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,700,455	$21,776,297
Net realized gain (loss)	17,189,961	70,359,827
Change in net unrealized appreciation (depreciation)	230,840,828	(168,670,726)
Net increase (decrease) in net assets resulting from operations	266,731,244	(76,534,602)
Distributions to shareholders from net investment income	(156,972)	(20,406,573)
Distributions to shareholders from net realized gain	–	(2,536,025)
Total distributions	(156,972)	(22,942,598)
Share transactions - net increase (decrease)	(21,971,663)	(31,263,014)
Total increase (decrease) in net assets	244,602,609	(130,740,214)
Net Assets
Beginning of period	1,427,620,236	1,558,360,450
End of period	$1,672,222,845	$1,427,620,236
Other Information
Undistributed net investment income end of period	$18,556,825	$13,342

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Overseas Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.81	$19.08	$18.70	$20.64	$16.09	$13.63
Income from Investment Operations
Net investment income (loss)A	.24	.28	.29	.32B	.25	.29
Net realized and unrealized gain (loss)	3.13	(1.25)	.38	(1.98)	4.63	2.53
Total from investment operations	3.37	(.97)	.67	(1.66)	4.88	2.82
Distributions from net investment income	–C	(.27)	(.27)	(.27)	(.26)	(.30)D
Distributions from net realized gain	–	(.03)	(.02)	(.01)	(.07)	(.06)D
Total distributions	–	(.30)	(.29)	(.28)	(.33)	(.36)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$21.18	$17.81	$19.08	$18.70	$20.64	$16.09
Total ReturnE,F,G	18.95%	(5.06)%	3.62%	(8.08)%	30.44%	20.74%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.80%	.80%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.80%J	.80%	.80%	.82%	.84%	.85%
Expenses net of all reductions	.76%J	.80%	.80%	.82%	.83%	.83%
Net investment income (loss)	2.48%J	1.56%	1.46%	1.62%B	1.41%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$805,881	$702,946	$758,522	$726,566	$829,382	$659,258
Portfolio turnover rateK	43%J	102%	29%	39%	34%	41%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.24%.

 C Amount represents less than $.005 per share.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Overseas Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.74	$19.00	$18.63	$20.56	$16.02	$13.58
Income from Investment Operations
Net investment income (loss)A	.23	.27	.27	.30B	.24	.28
Net realized and unrealized gain (loss)	3.12	(1.24)	.37	(1.97)	4.61	2.50
Total from investment operations	3.35	(.97)	.64	(1.67)	4.85	2.78
Distributions from net investment income	–	(.25)	(.25)	(.25)	(.24)	(.29)C
Distributions from net realized gain	–	(.03)	(.02)	(.01)	(.07)	(.06)C
Total distributions	–	(.29)D	(.27)	(.26)	(.31)	(.34)E
Redemption fees added to paid in capitalA	–	–	–F	–F	–F	–F
Net asset value, end of period	$21.09	$17.74	$19.00	$18.63	$20.56	$16.02
Total ReturnG,H,I	18.88%	(5.12)%	3.49%	(8.16)%	30.38%	20.54%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.90%L	.90%	.90%	.92%	.94%	.95%
Expenses net of fee waivers, if any	.90%L	.90%	.90%	.92%	.94%	.95%
Expenses net of all reductions	.86%L	.90%	.90%	.92%	.93%	.93%
Net investment income (loss)	2.38%L	1.46%	1.36%	1.52%B	1.31%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$133,907	$118,444	$138,766	$100,058	$118,920	$110,468
Portfolio turnover rateM	43%L	102%	29%	39%	34%	41%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.253 and distributions from net realized gain of $.032 per share.

 E Total distributions of $.34 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.059 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Overseas Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.65	$18.92	$18.55	$20.47	$15.95	$13.52
Income from Investment Operations
Net investment income (loss)A	.22	.24	.24	.27B	.21	.25
Net realized and unrealized gain (loss)	3.10	(1.25)	.38	(1.96)	4.59	2.50
Total from investment operations	3.32	(1.01)	.62	(1.69)	4.80	2.75
Distributions from net investment income	–	(.23)	(.23)	(.22)	(.21)	(.26)C
Distributions from net realized gain	–	(.03)	(.02)	(.01)	(.07)	(.06)C
Total distributions	–	(.26)	(.25)	(.23)	(.28)	(.32)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$20.97	$17.65	$18.92	$18.55	$20.47	$15.95
Total ReturnE,F,G	18.81%	(5.32)%	3.35%	(8.30)%	30.17%	20.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.05%J	1.05%	1.05%	1.07%	1.09%	1.10%
Expenses net of fee waivers, if any	1.05%J	1.05%	1.05%	1.07%	1.09%	1.10%
Expenses net of all reductions	1.01%J	1.05%	1.05%	1.07%	1.08%	1.08%
Net investment income (loss)	2.23%J	1.31%	1.21%	1.37%B	1.16%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$343,524	$302,443	$345,818	$266,860	$316,863	$349,364
Portfolio turnover rateK	43%J	102%	29%	39%	34%	41%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Overseas Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.75	$19.02	$18.64	$20.58	$16.04	$13.60
Income from Investment Operations
Net investment income (loss)A	.24	.27	.27	.30B	.24	.28
Net realized and unrealized gain (loss)	3.12	(1.25)	.39	(1.98)	4.62	2.51
Total from investment operations	3.36	(.98)	.66	(1.68)	4.86	2.79
Distributions from net investment income	–	(.26)	(.26)	(.26)	(.25)	(.29)C
Distributions from net realized gain	–	(.03)	(.02)	(.01)	(.07)	(.06)C
Total distributions	–	(.29)	(.28)	(.26)D	(.32)	(.35)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$21.11	$17.75	$19.02	$18.64	$20.58	$16.04
Total ReturnF,G,H	18.93%	(5.14)%	3.55%	(8.17)%	30.40%	20.54%
Ratios to Average Net AssetsI,J
Expenses before reductions	.88%K	.88%	.88%	.90%	.92%	.93%
Expenses net of fee waivers, if any	.88%K	.88%	.88%	.90%	.92%	.93%
Expenses net of all reductions	.85%K	.88%	.88%	.90%	.91%	.92%
Net investment income (loss)	2.40%K	1.48%	1.38%	1.54%B	1.33%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$388,912	$303,787	$315,254	$279,760	$294,173	$175,442
Portfolio turnover rateL	43%K	102%	29%	39%	34%	41%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$291,012,553
Gross unrealized depreciation	(21,015,464)
Net unrealized appreciation (depreciation) on securities	$269,997,089
Tax cost	$1,424,890,432

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(73,157,858)

The Fund elected to defer to its next fiscal year approximately $25,790 of capital losses recognized during the period November 1, 2016 to December 31, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $325,963,792 and $352,843,844, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$63,198
Service Class 2	408,896
$472,094

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%.

For the period, transfer agent fees for each class were as follows:

Initial Class	$250,982
Service Class	41,711
Service Class 2	107,948
Investor Class	250,189
$650,830

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $908 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,470 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $442,282. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $258,316 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,483.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,374.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$156,972	$10,486,163
Service Class	–	1,661,827
Service Class 2	–	3,888,245
Investor Class	–	4,370,338
Total	$156,972	$20,406,573
From net realized gain
Initial Class	$–	$1,242,804
Service Class	–	210,191
Service Class 2	–	540,973
Investor Class	–	542,057
Total	$–	$2,536,025

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	2,134,464	6,040,612	$41,540,453	$108,562,164
Reinvestment of distributions	8,494	663,028	156,972	11,728,967
Shares redeemed	(3,560,676)	(6,994,294)	(69,785,266)	(127,879,172)
Net increase (decrease)	(1,417,718)	(290,654)	$(28,087,841)	$(7,588,041)
Service Class
Shares sold	196,121	342,589	$3,894,610	$6,193,425
Reinvestment of distributions	–	106,244	–	1,872,018
Shares redeemed	(523,438)	(1,073,911)	(10,144,722)	(19,457,006)
Net increase (decrease)	(327,317)	(625,078)	$(6,250,112)	$(11,391,563)
Service Class 2
Shares sold	911,860	1,512,220	$17,526,230	$27,045,816
Reinvestment of distributions	–	252,665	–	4,429,218
Shares redeemed	(1,663,278)	(2,913,101)	(32,395,773)	(52,590,171)
Net increase (decrease)	(751,418)	(1,148,216)	$(14,869,543)	$(21,115,137)
Investor Class
Shares sold	2,351,198	3,026,923	$47,206,697	$54,310,749
Reinvestment of distributions	–	278,638	–	4,912,395
Shares redeemed	(1,037,383)	(2,768,663)	(19,970,864)	(50,391,417)
Net increase (decrease)	1,313,815	536,898	$27,235,833	$8,831,727

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 22% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.80%
Actual		$1,000.00	$1,189.50	$4.34
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Service Class	.90%
Actual		$1,000.00	$1,188.80	$4.88
Hypothetical-C		$1,000.00	$1,020.33	$4.51
Service Class 2	1.05%
Actual		$1,000.00	$1,188.10	$5.70
Hypothetical-C		$1,000.00	$1,019.59	$5.26
Investor Class	.88%
Actual		$1,000.00	$1,189.30	$4.78
Hypothetical-C		$1,000.00	$1,020.43	$4.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPOVRS-SANN-0817
1.705696.119

Fidelity® Variable Insurance Products: Value Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.3	3.4
Citigroup, Inc.	2.5	1.4
U.S. Bancorp	2.4	2.5
Wells Fargo & Co.	2.4	1.5
Chubb Ltd.	2.3	1.5
Discover Financial Services	2.0	2.5
Walgreens Boots Alliance, Inc.	2.0	1.5
Jazz Pharmaceuticals PLC	1.9	1.4
Synchrony Financial	1.9	2.2
British American Tobacco PLC sponsored ADR	1.9	0.0
	22.6

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.5	26.2
Health Care	13.9	11.9
Energy	10.4	12.9
Information Technology	9.3	9.3
Consumer Staples	8.9	6.1

Asset Allocation (% of fund's net assets)

As of June 30, 2017 *
Stocks	100.0%

 * Foreign investments - 20.6%

As of December 31, 2016 *
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 18.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 1.3%
Delphi Automotive PLC	47,500	$4,163,375
Diversified Consumer Services - 2.2%
Houghton Mifflin Harcourt Co. (a)	231,400	2,846,220
Service Corp. International	133,500	4,465,575
		7,311,795
Hotels, Restaurants & Leisure - 1.2%
Wyndham Worldwide Corp.	38,500	3,865,785
Media - 2.7%
Liberty Global PLC Class C (a)	128,200	3,997,276
Sinclair Broadcast Group, Inc. Class A	69,600	2,289,840
Twenty-First Century Fox, Inc. Class A	98,800	2,799,992
		9,087,108

TOTAL CONSUMER DISCRETIONARY		24,428,063

CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 3.6%
CVS Health Corp.	67,700	5,447,142
Safeway, Inc.:
rights (a)	4,600	0
rights (a)	4,600	828
Walgreens Boots Alliance, Inc.	85,100	6,664,181
		12,112,151
Food Products - 2.7%
Darling International, Inc. (a)	249,800	3,931,852
Ingredion, Inc.	19,800	2,360,358
Lamb Weston Holdings, Inc.	58,100	2,558,724
		8,850,934
Personal Products - 0.7%
Coty, Inc. Class A	121,400	2,277,464
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR (b)	90,700	6,216,578

TOTAL CONSUMER STAPLES		29,457,127

ENERGY - 10.4%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	47,900	2,611,029
Dril-Quip, Inc. (a)	59,100	2,884,080
		5,495,109
Oil, Gas & Consumable Fuels - 8.8%
Boardwalk Pipeline Partners, LP	186,000	3,349,860
Cabot Oil & Gas Corp.	74,200	1,860,936
Chevron Corp.	56,292	5,872,944
ConocoPhillips Co.	87,500	3,846,500
EQT Corp.	38,200	2,238,138
Lundin Petroleum AB	167,900	3,230,571
Phillips 66 Co.	29,400	2,431,086
Suncor Energy, Inc.	105,700	3,088,351
Teekay LNG Partners LP	128,000	1,964,800
Teekay Offshore Partners LP	423,200	1,214,584
		29,097,770

TOTAL ENERGY		34,592,879

FINANCIALS - 24.5%
Banks - 8.1%
Citigroup, Inc.	124,447	8,323,015
PNC Financial Services Group, Inc.	21,600	2,697,192
U.S. Bancorp	154,847	8,039,656
Wells Fargo & Co.	142,300	7,884,843
		26,944,706
Capital Markets - 2.8%
BlackRock, Inc. Class A	9,768	4,126,101
Legg Mason, Inc.	73,100	2,789,496
The Blackstone Group LP	65,500	2,184,425
		9,100,022
Consumer Finance - 6.4%
Capital One Financial Corp.	67,000	5,535,540
Discover Financial Services	107,800	6,704,082
OneMain Holdings, Inc. (a)	110,800	2,724,572
Synchrony Financial	212,000	6,321,840
		21,286,034
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	64,900	10,992,112
Insurance - 3.9%
Chubb Ltd.	53,100	7,719,678
FNF Group	117,900	5,285,457
		13,005,135

TOTAL FINANCIALS		81,328,009

HEALTH CARE - 13.9%
Biotechnology - 3.6%
Amgen, Inc.	30,200	5,201,346
Gilead Sciences, Inc.	46,400	3,284,192
United Therapeutics Corp. (a)	26,500	3,437,845
		11,923,383
Health Care Providers & Services - 2.2%
Aetna, Inc.	23,400	3,552,822
Laboratory Corp. of America Holdings (a)	23,900	3,683,946
		7,236,768
Pharmaceuticals - 8.1%
Endo International PLC (a)	189,700	2,118,949
GlaxoSmithKline PLC sponsored ADR	103,600	4,467,232
Jazz Pharmaceuticals PLC (a)	40,674	6,324,807
Merck & Co., Inc.	49,500	3,172,455
Novartis AG sponsored ADR	33,000	2,754,510
Sanofi SA sponsored ADR	111,900	5,361,129
Teva Pharmaceutical Industries Ltd. sponsored ADR	85,300	2,833,666
		27,032,748

TOTAL HEALTH CARE		46,192,899

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.3%
KLX, Inc. (a)	50,700	2,535,000
Rolls-Royce Holdings PLC	155,192	1,800,014
		4,335,014
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	58,700	2,463,639
Construction & Engineering - 1.0%
AECOM (a)	101,085	3,268,078
Machinery - 2.3%
Allison Transmission Holdings, Inc.	100,100	3,754,751
WABCO Holdings, Inc. (a)	29,700	3,787,047
		7,541,798
Road & Rail - 1.8%
Avis Budget Group, Inc. (a)(b)	99,400	2,710,638
Swift Transporation Co. (a)	117,200	3,105,800
		5,816,438
Trading Companies & Distributors - 1.6%
AerCap Holdings NV (a)	86,200	4,002,266
HD Supply Holdings, Inc. (a)	47,300	1,448,799
		5,451,065

TOTAL INDUSTRIALS		28,876,032

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	90,100	3,426,503
Electronic Equipment& Components - 2.1%
Dell Technologies, Inc. (a)	16,787	1,025,854
Jabil, Inc.	100,100	2,921,919
TE Connectivity Ltd.	38,700	3,044,916
		6,992,689
IT Services - 4.3%
Amdocs Ltd.	25,700	1,656,622
Cognizant Technology Solutions Corp. Class A	50,100	3,326,640
DXC Technology Co.	59,400	4,557,168
First Data Corp. Class A (a)	112,400	2,045,680
Total System Services, Inc.	44,400	2,586,300
		14,172,410
Semiconductors & Semiconductor Equipment - 1.9%
Qualcomm, Inc.	112,000	6,184,640

TOTAL INFORMATION TECHNOLOGY		30,776,242

MATERIALS - 5.9%
Chemicals - 5.0%
CF Industries Holdings, Inc.	60,500	1,691,580
E.I. du Pont de Nemours & Co.	68,100	5,496,351
Eastman Chemical Co.	27,200	2,284,528
LyondellBasell Industries NV Class A	32,700	2,759,553
PPG Industries, Inc.	15,000	1,649,400
Westlake Chemical Corp.	39,000	2,582,190
		16,463,602
Containers & Packaging - 0.9%
Ball Corp.	70,700	2,984,247

TOTAL MATERIALS		19,447,849

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 5.5%
American Tower Corp.	36,200	4,789,984
Equity Lifestyle Properties, Inc.	35,900	3,099,606
Essex Property Trust, Inc.	14,500	3,730,415
Extra Space Storage, Inc.	48,600	3,790,800
Outfront Media, Inc.	124,900	2,887,688
		18,298,493
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	27,600	1,636,680
UTILITIES - 5.0%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	56,000	3,890,320
Edison International	49,307	3,855,314
NextEra Energy, Inc.	30,300	4,245,939
		11,991,573
Multi-Utilities - 1.4%
Sempra Energy	42,300	4,769,325

TOTAL UTILITIES		16,760,898

TOTAL COMMON STOCKS
(Cost $293,239,941)		331,795,171

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)
(Cost $8,679)	7,084,874	9,228

Money Market Funds - 2.7%
Fidelity Securities Lending Cash Central Fund 1.09% (c)(d)
(Cost $9,148,573)	9,147,817	9,148,732
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $302,397,193)		340,953,131
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(9,085,011)
NET ASSETS - 100%		$331,868,120

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,147
Fidelity Securities Lending Cash Central Fund	91,422
Total	$99,569

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$24,428,063	$24,428,063	$--	$--
Consumer Staples	29,457,127	29,456,299	--	828
Energy	34,592,879	34,592,879	--	--
Financials	81,328,009	81,328,009	--	--
Health Care	46,192,899	46,192,899	--	--
Industrials	28,885,260	27,085,246	1,800,014	--
Information Technology	30,776,242	30,776,242	--	--
Materials	19,447,849	19,447,849	--	--
Real Estate	18,298,493	18,298,493	--	--
Telecommunication Services	1,636,680	1,636,680	--	--
Utilities	16,760,898	16,760,898	--	--
Money Market Funds	9,148,732	9,148,732	--	--
Total Investments in Securities:	$340,953,131	$339,152,289	$1,800,014	$828

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.4%
United Kingdom	4.9%
Switzerland	4.0%
Ireland	2.5%
Netherlands	2.0%
France	1.6%
Bailiwick of Jersey	1.3%
Sweden	1.0%
Marshall Islands	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,042,188) — See accompanying schedule: Unaffiliated issuers (cost $293,248,620)	$331,804,399
Fidelity Central Funds (cost $9,148,573)	9,148,732
Total Investments (cost $302,397,193)		$340,953,131
Foreign currency held at value (cost $20,534)		20,975
Receivable for investments sold		4,875,107
Receivable for fund shares sold		183,356
Dividends receivable		344,514
Distributions receivable from Fidelity Central Funds		41,205
Other receivables		4,745
Total assets		346,423,033
Liabilities
Payable to custodian bank	$566,766
Payable for fund shares redeemed	4,610,604
Accrued management fee	151,822
Distribution and service plan fees payable	2,005
Other affiliated payables	42,553
Other payables and accrued expenses	31,963
Collateral on securities loaned	9,149,200
Total liabilities		14,554,913
Net Assets		$331,868,120
Net Assets consist of:
Paid in capital		$276,817,769
Undistributed net investment income		1,981,821
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,511,427
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,557,103
Net Assets		$331,868,120
Initial Class:
Net Asset Value, offering price and redemption price per share ($126,896,489 ÷ 8,078,462 shares)		$15.71
Service Class:
Net Asset Value, offering price and redemption price per share ($403,961 ÷ 25,738 shares)		$15.70
Service Class 2:
Net Asset Value, offering price and redemption price per share ($9,448,527 ÷ 609,641 shares)		$15.50
Investor Class:
Net Asset Value, offering price and redemption price per share ($195,119,143 ÷ 12,445,461 shares)		$15.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$3,142,814
Income from Fidelity Central Funds		99,569
Total income		3,242,383
Expenses
Management fee	$917,821
Transfer agent fees	190,892
Distribution and service plan fees	12,193
Accounting and security lending fees	66,073
Custodian fees and expenses	7,620
Independent trustees' fees and expenses	665
Audit	28,526
Legal	5,682
Miscellaneous	1,313
Total expenses before reductions	1,230,785
Expense reductions	(10,668)	1,220,117
Net investment income (loss)		2,022,266
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,078,194
Fidelity Central Funds	(586)
Foreign currency transactions	(1,327)
Total net realized gain (loss)		16,076,281
Change in net unrealized appreciation (depreciation) on: Investment securities	3,892,199
Assets and liabilities in foreign currencies	1,355
Total change in net unrealized appreciation (depreciation)		3,893,554
Net gain (loss)		19,969,835
Net increase (decrease) in net assets resulting from operations		$21,992,101

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,022,266	$4,044,168
Net realized gain (loss)	16,076,281	(32,458)
Change in net unrealized appreciation (depreciation)	3,893,554	32,148,857
Net increase (decrease) in net assets resulting from operations	21,992,101	36,160,567
Distributions to shareholders from net investment income	(668,476)	(3,248,298)
Distributions to shareholders from net realized gain	–	(1,680,072)
Total distributions	(668,476)	(4,928,370)
Share transactions - net increase (decrease)	(20,154,287)	(10,012,931)
Total increase (decrease) in net assets	1,169,338	21,219,266
Net Assets
Beginning of period	330,698,782	309,479,516
End of period	$331,868,120	$330,698,782
Other Information
Undistributed net investment income end of period	$1,981,821	$628,031

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.74	$13.36	$16.04	$15.18	$12.60	$10.60
Income from Investment Operations
Net investment income (loss)A	.10	.18	.21	.24B	.19	.20
Net realized and unrealized gain (loss)	.90	1.43	(.35)	1.47	3.84	2.01
Total from investment operations	1.00	1.61	(.14)	1.71	4.03	2.21
Distributions from net investment income	(.03)	(.15)	(.21)	(.22)	(.17)	(.21)
Distributions from net realized gain	–	(.07)	(2.33)	(.63)	(1.27)	–
Total distributions	(.03)	(.23)C	(2.54)	(.85)	(1.45)D	(.21)
Net asset value, end of period	$15.71	$14.74	$13.36	$16.04	$15.18	$12.60
Total ReturnE,F,G	6.80%	12.08%	(.75)%	11.41%	32.46%	20.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	.68%J	.69%	.69%	.69%	.71%	.72%
Expenses net of fee waivers, if any	.68%J	.69%	.69%	.69%	.70%	.72%
Expenses net of all reductions	.67%J	.69%	.68%	.69%	.70%	.71%
Net investment income (loss)	1.26%J	1.33%	1.35%	1.54%B	1.27%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$126,896	$126,526	$129,151	$130,678	$115,004	$82,711
Portfolio turnover rateK	62%J	63%	78%L	53%	96%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.074 per share.

 D Total distributions of $1.45 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $1.274 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.73	$13.36	$16.04	$15.18	$12.60	$10.60
Income from Investment Operations
Net investment income (loss)A	.09	.17	.19	.23B	.17	.19
Net realized and unrealized gain (loss)	.91	1.41	(.34)	1.47	3.84	2.01
Total from investment operations	1.00	1.58	(.15)	1.70	4.01	2.20
Distributions from net investment income	(.03)	(.14)	(.20)	(.21)	(.15)	(.20)
Distributions from net realized gain	–	(.07)	(2.33)	(.63)	(1.27)	–
Total distributions	(.03)	(.21)	(2.53)	(.84)	(1.43)C	(.20)
Net asset value, end of period	$15.70	$14.73	$13.36	$16.04	$15.18	$12.60
Total ReturnD,E,F	6.79%	11.90%	(.82)%	11.31%	32.29%	20.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.79%	.78%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.78%I	.79%	.78%	.79%	.80%	.81%
Expenses net of all reductions	.77%I	.79%	.78%	.79%	.79%	.80%
Net investment income (loss)	1.16%I	1.23%	1.25%	1.44%B	1.18%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$404	$400	$520	$230	$214	$211
Portfolio turnover rateJ	62%I	63%	78%K	53%	96%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.12%.

 C Total distributions of $1.43 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $1.274 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.55	$13.21	$15.89	$15.05	$12.50	$10.52
Income from Investment Operations
Net investment income (loss)A	.08	.15	.17	.20B	.15	.17
Net realized and unrealized gain (loss)	.90	1.39	(.34)	1.45	3.81	1.99
Total from investment operations	.98	1.54	(.17)	1.65	3.96	2.16
Distributions from net investment income	(.03)	(.13)	(.18)	(.18)	(.14)	(.18)
Distributions from net realized gain	–	(.07)	(2.33)	(.63)	(1.27)	–
Total distributions	(.03)	(.20)	(2.51)	(.81)	(1.41)	(.18)
Net asset value, end of period	$15.50	$14.55	$13.21	$15.89	$15.05	$12.50
Total ReturnC,D,E	6.71%	11.71%	(.97)%	11.11%	32.18%	20.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.93%H	.94%	.93%	.94%	.96%	.98%
Expenses net of fee waivers, if any	.93%H	.94%	.93%	.94%	.96%	.98%
Expenses net of all reductions	.92%H	.94%	.93%	.94%	.95%	.97%
Net investment income (loss)	1.01%H	1.08%	1.10%	1.29%B	1.01%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$9,449	$9,050	$9,026	$7,945	$5,831	$3,736
Portfolio turnover rateI	62%H	63%	78%J	53%	96%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.71	$13.35	$16.02	$15.17	$12.59	$10.59
Income from Investment Operations
Net investment income (loss)A	.09	.17	.19	.23B	.18	.19
Net realized and unrealized gain (loss)	.91	1.41	(.33)	1.46	3.84	2.01
Total from investment operations	1.00	1.58	(.14)	1.69	4.02	2.20
Distributions from net investment income	(.03)	(.14)	(.20)	(.21)	(.16)	(.20)
Distributions from net realized gain	–	(.07)	(2.33)	(.63)	(1.27)	–
Total distributions	(.03)	(.22)C	(2.53)	(.84)	(1.44)D	(.20)
Net asset value, end of period	$15.68	$14.71	$13.35	$16.02	$15.17	$12.59
Total ReturnE,F,G	6.80%	11.88%	(.76)%	11.28%	32.42%	20.83%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.77%	.77%	.77%	.78%	.80%
Expenses net of fee waivers, if any	.76%J	.77%	.76%	.77%	.78%	.80%
Expenses net of all reductions	.75%J	.77%	.76%	.77%	.78%	.79%
Net investment income (loss)	1.18%J	1.25%	1.27%	1.46%B	1.19%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$195,119	$194,723	$170,782	$154,089	$110,911	$61,852
Portfolio turnover rateK	62%J	63%	78%L	53%	96%	106%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.074 per share.

 D Total distributions of $1.44 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $1.274 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, expiring capital loss carryforwards, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$51,209,702
Gross unrealized depreciation	(12,846,844)
Net unrealized appreciation (depreciation) on securities	$38,362,858
Tax cost	$302,590,273

The Fund elected to defer to its next fiscal year approximately $1,405,675 of capital losses recognized during the period November 1, 2016 to December 31, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $103,377,333 and $117,988,886, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$200
Service Class 2	11,993
$12,193

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$42,652
Service Class	132
Service Class 2	3,166
Investor Class	144,942
$190,892

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,619 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $563 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $91,422, including $23 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,186 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,482.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$266,121	$1,291,402
Service Class	787	3,726
Service Class 2	17,306	76,312
Investor Class	384,262	1,876,858
Total	$668,476	$3,248,298
From net realized gain
Initial Class	$–	$678,785
Service Class	–	2,511
Service Class 2	–	45,648
Investor Class	–	953,128
Total	$–	$1,680,072

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	601,669	1,389,439	$9,171,220	$18,854,781
Reinvestment of distributions	17,554	138,411	266,121	1,970,187
Shares redeemed	(1,125,959)	(2,606,038)	(17,304,901)	(35,821,563)
Net increase (decrease)	(506,736)	(1,078,188)	$(7,867,560)	$(14,996,595)
Service Class
Shares sold	–	5	$–	$61
Reinvestment of distributions	52	444	787	6,237
Shares redeemed	(1,489)	(12,204)	(23,002)	(164,490)
Net increase (decrease)	(1,437)	(11,755)	$(22,215)	$(158,192)
Service Class 2
Shares sold	100,975	258,586	$1,500,620	$3,428,570
Reinvestment of distributions	1,156	8,693	17,306	121,960
Shares redeemed	(114,282)	(328,715)	(1,735,048)	(4,317,938)
Net increase (decrease)	(12,151)	(61,436)	$(217,122)	$(767,408)
Investor Class
Shares sold	727,307	3,052,244	$11,089,321	$41,662,069
Reinvestment of distributions	25,381	198,479	384,262	2,829,986
Shares redeemed	(1,541,463)	(2,811,946)	(23,520,973)	(38,582,791)
Net increase (decrease)	(788,775)	438,777	$(12,047,390)	$5,909,264

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 51% of the total outstanding shares of the Fund. In addition, at the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 12% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 44% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.68%
Actual		$1,000.00	$1,068.00	$3.49
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Service Class	.78%
Actual		$1,000.00	$1,067.90	$4.00
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Service Class 2.93%
Actual		$1,000.00	$1,067.10	$4.77
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Investor Class	.76%
Actual		$1,000.00	$1,068.00	$3.90
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPVAL-SANN-0817
1.761034.116

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017